United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-07-31

Date of Reporting Period: Six months ended 2026-01-31

Item 1.	Reports to Stockholders

Federated Hermes Government Obligations Fund

Administrative Shares | GOEXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$23	0.45%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
58.4%
U.S. Treasury Securities
23.3%
U.S. Government Agency Securities
16.1%

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919395

Q450196-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Advisor Shares | GOVXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$8	0.15%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919437

Q450196-K (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Capital Shares | GOCXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919809

Q450196-G (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash II Shares | GFYXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$43	0.84%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919676

Q450196-E (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash Series Shares | GFSXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$52	1.02%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919684

Q450196-F (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Institutional Shares | GOIXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N104

Q450196-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Premier Shares | GOFXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$8	0.15%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919718

Q450196-J (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

SDG Shares | GPHXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$8	0.15%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R104

Q450196-L (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Select Shares | GRTXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$9	0.18%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919478

Q450196-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Service Shares | GOSXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N807

Q450196-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Trust Shares | GORXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$35	0.68%

Key Fund Statistics

  Net Assets$189,767,196,708
  Number of Investments153

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Semi-Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N153

Q450196-H (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares | POIXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%

Key Fund Statistics

  Net Assets$16,584,264,807
  Number of Investments174

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
51.3%
Commercial Paper
20.9%
Variable Rate Instruments
13.8%
Bank Instruments
11.0%
Bank Note
2.5%
Asset-Backed Securities
0.4%

Table Summary
Value	Value
Asset-Backed Securities	0.4%
Bank Note	2.5%
Bank Instruments	11.0%
Variable Rate Instruments	13.8%
Commercial Paper	20.9%
Other Repurchase Agreements and Repurchase Agreements	51.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.7%
91-180 Days	9.8%
31-90 Days	9.5%
8-30 Days	3.2%
1-7 Days	68.8%

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N203

Q450200-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Service Shares | PRSXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Key Fund Statistics

  Net Assets$16,584,264,807
  Number of Investments174

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.4%
Bank Note	2.5%
Bank Instruments	11.0%
Variable Rate Instruments	13.8%
Commercial Paper	20.9%
Other Repurchase Agreements and Repurchase Agreements	51.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.7%
91-180 Days	9.8%
31-90 Days	9.5%
8-30 Days	3.2%
1-7 Days	68.8%

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N708

Q450200-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Automated Shares | PTAXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
50.3%
Commercial Paper
18.3%
Variable Rate Instruments
12.8%
Bank Instruments
12.5%
Bank Note
3.6%

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919627

Q450198-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Advisor Shares | PCVXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$10	0.20%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919429

Q450198-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Capital Shares | PCCXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N591

Q450198-H (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash II Shares | PCDXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.90%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919593

Q450198-F (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash Series Shares | PTSXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$53	1.05%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919585

Q450198-G (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Class R Shares | PTRXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$58	1.15%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919577

Q450198-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Service Shares | PRCXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N617

Q450198-E (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Trust Shares | PTTXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$35	0.68%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919619

Q450198-J (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Wealth Shares | PCOXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$10	0.20%

Key Fund Statistics

  Net Assets$104,029,346,424
  Number of Investments247

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Semi-Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N625

Q450198-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Administrative Shares | TODXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$23	0.45%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
53.9%
U.S. Treasury Securities
42.1%

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R302

Q450203-H (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Advisor Shares | TOVXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$8	0.15%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R203

Q450203-G (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Capital Shares | TOCXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N823

Q450203-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Cash Management Shares | TOMXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$36	0.70%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R401

Q450203-J (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Automated Shares | TOAXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919726

Q450203-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Institutional Shares | TOIXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N500

Q450203-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Premier Shares | TOPXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$8	0.15%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R500

Q450203-K (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Select Shares | TOLXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$9	0.18%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R609

Q450203-F (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Service Shares | TOSXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N872

Q450203-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Trust Shares | TOTXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$34	0.66%

Key Fund Statistics

  Net Assets$57,927,153,087
  Number of Investments77

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Semi-Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N120

Q450203-E (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash II Shares | TTIXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.90%

Key Fund Statistics

  Net Assets$13,441,929,033
  Number of Investments62

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
59.8%
U.S. Treasury Securities
38.4%

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919551

8042508-B (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash Series Shares | TCSXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$53	1.04%

Key Fund Statistics

  Net Assets$13,441,929,033
  Number of Investments62

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919569

8042508-C (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares | TTOXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Key Fund Statistics

  Net Assets$13,441,929,033
  Number of Investments62

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N799

8042508-A (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Service Shares | TTQXX

Semi-Annual Shareholder Report - January 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Key Fund Statistics

  Net Assets$13,441,929,033
  Number of Investments62

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Semi-Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R864

8042508-D (03/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	Select | GRTXX	Institutional | GOIXX	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX	SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—16.1%
$ 75,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.675% (SOFR +0.025%), 2/2/2026	$ 75,000,000
100,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.690% (SOFR +0.040%), 2/2/2026	100,000,000
253,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.695% (SOFR +0.045%), 2/2/2026	253,900,000
191,975,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.705% (SOFR +0.055%), 2/2/2026	191,975,000
200,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.710% (SOFR +0.060%), 2/2/2026	200,000,000
1,449,415,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	1,449,267,955
437,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.735% (SOFR +0.085%), 2/2/2026	437,850,000
651,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.740% (SOFR +0.090%), 2/2/2026 - 2/9/2026	651,700,000
1,099,550,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.745% (SOFR +0.095%), 2/2/2026	1,099,550,000
591,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	591,796,664
990,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.755% (SOFR +0.105%), 2/2/2026	990,750,000
812,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.760% (SOFR +0.110%), 2/2/2026	812,675,000
425,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.765% (SOFR +0.115%), 2/2/2026	425,800,000
489,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	489,800,000
46,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.775% (SOFR +0.125%), 2/2/2026	46,000,000
1,372,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.780% (SOFR +0.130%), 2/2/2026	1,372,400,000
192,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.785% (SOFR +0.135%), 2/2/2026	192,900,000
442,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.790% (SOFR +0.140%), 2/2/2026	442,850,000
685,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.795% (SOFR +0.145%), 2/2/2026	685,650,000
2,217,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.800% (SOFR +0.150%), 2/2/2026	2,217,244,743
1,356,100,000		Federal Home Loan Bank System Discount Notes, 3.744% - 3.760%, 3/25/2026 - 3/27/2026	1,348,535,308
1,008,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.675% (SOFR +0.025%), 2/2/2026	1,008,500,000
184,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.710% (SOFR +0.060%), 2/2/2026	184,000,000
490,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.725% (SOFR +0.075%), 2/2/2026	490,750,000
371,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	371,850,000
398,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	398,900,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.760% (SOFR +0.110%), 2/2/2026	50,000,000
638,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	638,850,000
219,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.785% (SOFR +0.135%), 2/2/2026	219,900,000
414,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.795% (SOFR +0.145%), 2/2/2026	414,800,000
362,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.830% (SOFR +0.180%), 2/2/2026	362,850,000
6,278,100,000		Federal Home Loan Bank System, 3.500% - 3.810%, 10/23/2026 - 2/12/2027	6,274,648,783
399,800,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.745% (SOFR +0.095%), 2/2/2026	399,800,000
732,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	732,000,000
212,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.760% (SOFR +0.110%), 2/2/2026	212,000,000
573,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.780% (SOFR +0.130%), 2/2/2026	573,000,000
1,371,850,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.790% (SOFR +0.140%), 2/2/2026	1,371,850,000
913,600,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.730% (SOFR +0.080%), 2/2/2026	913,600,000
350,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.750% (SOFR +0.100%), 2/2/2026	350,000,000
105,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.770% (SOFR +0.120%), 2/2/2026	105,000,000
830,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.790% (SOFR +0.140%), 2/2/2026	830,700,000
349,850,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.910% (SOFR +0.260%), 2/2/2026	350,544,324
259,304,000	[1]	Housing and Urban Development Floating Rate Notes, 3.920% (91-day T-Bill +0.350%), 2/1/2026	259,304,000
		TOTAL GOVERNMENT AGENCIES	30,588,491,777
		U.S. TREASURIES—23.3%
	[2]	U.S. Treasury Bills—17.3%
665,000,000		United States Treasury Bills, 3.380%, 12/24/2026	644,645,826
1,400,000,000		United States Treasury Bills, 3.390%, 1/21/2027	1,353,330,995
2,658,000,000		United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	2,581,547,451
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 2,770,000,000		United States Treasury Bills, 3.525%, 7/30/2026	$ 2,721,449,979
1,897,000,000		United States Treasury Bills, 3.540%, 10/1/2026	1,851,857,728
1,839,000,000		United States Treasury Bills, 3.630%, 3/24/2026	1,829,542,942
1,824,000,000		United States Treasury Bills, 3.685%, 4/16/2026	1,810,183,708
4,273,000,000		United States Treasury Bills, 3.690% - 3.960%, 5/14/2026	4,226,576,551
902,650,000		United States Treasury Bills, 3.695%, 4/9/2026	896,442,651
1,859,000,000		United States Treasury Bills, 3.705%, 3/3/2026	1,853,260,339
665,000,000		United States Treasury Bills, 3.705%, 3/26/2026	661,372,703
3,537,000,000		United States Treasury Bills, 3.715% - 3.945%, 3/19/2026	3,519,694,576
1,834,000,000		United States Treasury Bills, 3.725%, 3/5/2026	1,827,927,424
1,185,000,000		United States Treasury Bills, 3.770%, 3/10/2026	1,180,408,455
1,219,000,000		United States Treasury Bills, 3.785%, 2/3/2026	1,218,743,671
1,840,000,000		United States Treasury Bills, 3.810%, 2/17/2026	1,836,884,266
1,705,000,000		United States Treasury Bills, 3.925%, 7/9/2026	1,675,629,008
876,000,000		United States Treasury Bills, 3.940%, 6/11/2026	863,536,467
248,000,000		United States Treasury Bills, 4.050%, 2/19/2026	247,497,800
		TOTAL	32,800,532,540
		U.S. Treasury Notes—6.0%
1,755,000,000	[1]	United States Treasury Floating Rate Notes, 3.710% (91-day T-Bill +0.098%), 2/3/2026	1,754,855,881
769,000,000	[1]	United States Treasury Floating Rate Notes, 3.762% (91-day T-Bill +0.150%), 2/3/2026	768,987,773
2,128,000,000	[1]	United States Treasury Floating Rate Notes, 3.772% (91-day T-Bill +0.160%), 2/3/2026	2,128,234,294
719,500,000	[1]	United States Treasury Floating Rate Notes, 3.817% (91-day T-Bill +0.205%), 2/3/2026	719,828,175
349,000,000		United States Treasury Notes, 0.625%, 7/31/2026	343,404,410
431,400,000		United States Treasury Notes, 0.750% - 4.875%, 4/30/2026	430,475,584
107,850,000		United States Treasury Notes, 0.750%, 5/31/2026	106,728,293
836,000,000		United States Treasury Notes, 0.750% - 3.750%, 8/31/2026	824,406,887
389,000,000		United States Treasury Notes, 0.875% - 3.500%, 9/30/2026	388,109,598
652,000,000		United States Treasury Notes, 1.125% - 4.125%, 10/31/2026	649,381,897
273,500,000		United States Treasury Notes, 1.250%, 12/31/2026	267,814,015
1,158,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	1,151,282,951
277,000,000		United States Treasury Notes, 4.125%, 2/15/2027	278,585,716
821,000,000		United States Treasury Notes, 4.250%, 11/30/2026	825,471,074
352,000,000		United States Treasury Notes, 4.625%, 6/30/2026	352,681,907
267,000,000		United States Treasury Notes, 4.625%, 9/15/2026	268,473,898
150,000,000		United States Treasury Notes, 4.625%, 10/15/2026	150,961,860
		TOTAL	11,409,684,213
		TOTAL U.S. TREASURIES	44,210,216,753
		REPURCHASE AGREEMENTS—58.4%
173,000,000		Interest in $250,000,000 joint repurchase agreement 3.68%, dated 1/30/2026 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,076,667 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2055 and the market value of those underlying securities was $255,481,402.	173,000,000
200,000,000		Interest in $350,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $350,107,042 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $357,000,029.	200,000,000
174,357,000		Interest in $500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,152,917 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2063 and the market value of those underlying securities was $510,155,976.	174,357,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 191,149,000
Interest in $750,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Mizuho Securities USA
LLC will repurchase securities provided as collateral for $750,229,375 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 8/20/2055 and the market value of those underlying securities was $765,353,829.
		$ 191,149,000
2,868,000,000	Interest in $6,380,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $6,381,951,217 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2056 and the market value of those underlying securities was $6,509,590,311.	2,868,000,000
3,300,000,000	Interest in $3,800,000,000 joint repurchase agreement 3.67%, dated 1/27/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $3,802,711,722 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2058 and the market value of those underlying securities was $3,901,315,318.	3,300,000,000
430,000,000	Interest in $2,050,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $2,050,626,958 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2074 and the market value of those underlying securities was $2,111,017,808.	430,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,305,833 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/16/2068 and the market value of those underlying securities was $1,027,620,791.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $1,000,305,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,020,311,147.	500,000,000
250,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,076,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $255,077,999.	250,000,000
1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 1/12/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,250,000 on 4/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $2,058,615,000.	1,000,000,000
245,000,000	Interest in $1,495,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,495,457,221 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2072 and the market value of those underlying securities was $1,525,858,595.	245,000,000
1,690,144,000	Interest in $4,500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $4,501,376,250 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $4,591,403,775.	1,690,144,000
548,000,000	Interest in $1,350,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,350,411,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,377,419,991.	548,000,000
600,000,000	Interest in $1,100,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,100,336,417 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2055 and the market value of those underlying securities was $1,122,343,226.	600,000,000
1,524,000,000	Interest in $1,800,000,000 joint repurchase agreement 3.67%, dated 1/29/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,808,991,500 on 3/19/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2074 and the market value of those underlying securities was $1,837,227,323.	1,524,000,000
400,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2030 and the market value of those underlying securities was $2,040,000,056.	400,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,650,000,000
Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities
LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2030 and the market value of those underlying securities was $9,690,000,072.
		$ 1,650,000,000
100,000,000	Repurchase agreement 3.68%, dated 1/30/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,030,667 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2055 and the market value of those underlying securities was $102,000,000.	100,000,000
5,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $5,001,525,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2033 and the market value of those underlying securities was $5,100,000,063.	5,000,000,000
6,000,000,000	Interest in $12,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - SSB will repurchase securities provided as collateral for $12,003,660,000 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $12,247,523,340.	6,000,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Bank of Montreal will repurchase securities provided as collateral for $500,152,917 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2057 and the market value of those underlying securities was $513,363,687.	300,000,000
699,500,000	Interest in $850,000,000 joint repurchase agreement 3.67%, dated 1/7/2026 under which Bank of Montreal will repurchase securities provided as collateral for $853,032,847 on 2/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2056 and the market value of those underlying securities was $877,820,562.	699,500,000
630,000,000	Interest in $730,000,000 joint repurchase agreement 3.67%, dated 1/15/2026 under which Bank of Montreal will repurchase securities provided as collateral for $732,455,842 on 2/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2056 and the market value of those underlying securities was $753,279,737.	630,000,000
354,281,250	Repurchase agreement 3.69%, dated 1/30/2026 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $354,390,191 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $362,803,250.	354,281,250
4,200,000,000	Interest in $5,000,000,000 joint repurchase agreement 3.65%, dated 1/16/2026 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $5,057,791,667 on 5/14/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2062 and the market value of those underlying securities was $5,177,177,926.	4,200,000,000
1,150,000,000	Interest in $2,169,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,169,661,545 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $2,213,054,776.	1,150,000,000
185,000,000	Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,450,443,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2075 and the market value of those underlying securities was $1,486,466,334.	185,000,000
575,000,000	Interest in $975,000,000 joint repurchase agreement 3.78%, dated 12/3/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $981,347,250 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2028 and the market value of those underlying securities was $1,000,974,269.	575,000,000
425,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 1/9/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $751,982,500 on 2/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $766,866,663.	425,000,000
600,000,000	Interest in $1,350,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,350,412,875 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2065 and the market value of those underlying securities was $1,377,421,133.	600,000,000
375,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 1/7/2026 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,006,320,556 on 3/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2065 and the market value of those underlying securities was $1,022,599,583.	375,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 400,000,000
Interest in $3,280,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Citigroup Global
Markets, Inc. will repurchase securities provided as collateral for $3,281,000,400 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2026 and the market value of those underlying securities was $3,346,620,430.
		$ 400,000,000
500,000,000	Interest in $3,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,501,067,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $3,571,088,912.	500,000,000
319,929,000	Interest in $460,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $460,140,683 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $469,343,497.	319,929,000
850,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/14/2026 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,002,948,333 on 2/12/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/20/2065 and the market value of those underlying securities was $1,023,071,383.	850,000,000
350,000,000	Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,450,443,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,479,452,328.	350,000,000
800,000,000	Interest in $900,000,000 joint repurchase agreement 3.68%, dated 1/5/2026 under which Bank of Montreal will repurchase securities provided as collateral for $902,852,000 on 2/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2055 and the market value of those underlying securities was $929,653,280.	800,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,000,305,833 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2055 and the market value of those underlying securities was $1,020,312,038.	500,000,000
1,400,000,000	Interest in $1,900,000,000 joint repurchase agreement 3.67%, dated 1/7/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,906,198,222 on 2/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2067 and the market value of those underlying securities was $1,956,825,214.	1,400,000,000
1,600,000,000	Interest in $1,850,000,000 joint repurchase agreement 3.67%, dated 1/8/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,856,035,111 on 2/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2067 and the market value of those underlying securities was $1,894,765,073.	1,600,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 3.67%, dated 1/12/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $501,529,167 on 2/12/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2068 and the market value of those underlying securities was $511,798,361.	400,000,000
550,000,000	Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2029 and the market value of those underlying securities was $9,690,000,094.	550,000,000
3,400,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $3,401,039,833 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2064 and the market value of those underlying securities was $3,502,000,000.	3,400,000,000
350,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $350,107,042 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2055 and the market value of those underlying securities was $360,610,253.	350,000,000
500,000,000	Repurchase agreement 3.67%, dated 1/29/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $501,784,028 on 3/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2055 and the market value of those underlying securities was $510,207,997.	500,000,000
550,000,000	Interest in $4,050,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,051,238,625 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2056 and the market value of those underlying securities was $4,146,380,335.	550,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 100,000,000
Repurchase agreement 3.69%, dated 1/30/2026 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,030,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
2/1/2056 and the market value of those underlying securities was $102,001,213.
		$ 100,000,000
950,000,000	Interest in $5,100,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,101,559,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $5,203,590,988.	950,000,000
2,850,000,000	Interest in $3,700,000,000 joint repurchase agreement 3.71%, dated 7/2/2025 under which Bank of Montreal will repurchase securities provided as collateral for $3,713,345,694 on 3/9/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2072 and the market value of those underlying securities was $3,812,168,708.	2,850,000,000
275,000,000	Interest in $365,000,000 joint repurchase agreement 3.78%, dated 12/5/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $368,449,250 on 3/5/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2055 and the market value of those underlying securities was $374,681,895.	275,000,000
4,247,000,000	Interest in $5,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $5,045,750,000 on 4/30/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2065 and the market value of those underlying securities was $5,170,834,965.	4,247,000,000
4,000,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - SSB will repurchase securities provided as collateral for $4,001,223,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/1/2060 and the market value of those underlying securities was $4,098,662,516.	4,000,000,000
600,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $600,183,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2056 and the market value of those underlying securities was $786,245,821.	600,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,000,305,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,020,311,111.	500,000,000
326,261,000	Interest in $3,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $3,000,917,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2067 and the market value of those underlying securities was $3,061,775,010.	326,261,000
1,125,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - JPM will repurchase securities provided as collateral for $1,125,343,125 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2026 and the market value of those underlying securities was $1,147,500,010.	1,125,000,000
3,000,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - JPM will repurchase securities provided as collateral for $3,000,917,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2065 and the market value of those underlying securities was $3,060,000,000.	3,000,000,000
250,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,076,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2051 and the market value of those underlying securities was $259,923,994.	250,000,000
250,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,076,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2051 and the market value of those underlying securities was $257,137,035.	250,000,000
500,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $500,356,806 on 2/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2029 and the market value of those underlying securities was $510,156,026.	500,000,000
450,003,525	Repurchase agreement 3.66%, dated 1/30/2026 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,140,776 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 10/15/2026 and the market value of those underlying securities was $459,292,782.	450,003,525
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 100,000,000
Repurchase agreement 3.67%, dated 1/30/2026 under which Truist Bank will repurchase securities provided as collateral for $100,030,583 on 2/2/2026. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2051 and the market value of those underlying securities was $102,094,909.
		$ 100,000,000
3,500,000,000	Repurchase agreement 3.68%, dated 1/30/2026 under which Australia & New Zealand Banking Group, Ltd. will repurchase securities provided as collateral for $3,501,073,333 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2055 and the market value of those underlying securities was $3,572,953,780.	3,500,000,000
2,500,000,000	Repurchase agreement 3.68%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BofA will repurchase securities provided as collateral for $2,500,766,667 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 7/31/2030 and the market value of those underlying securities was $2,553,643,091.	2,500,000,000
3,000,000,000	Repurchase agreement 3.68%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Barclays will repurchase securities provided as collateral for $3,000,920,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2055 and the market value of those underlying securities was $3,060,938,423.	3,000,000,000
12,000,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Credit Agricole will repurchase securities provided as collateral for $12,003,670,000 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2032 and the market value of those underlying securities was $12,244,556,961.	12,000,000,000
2,800,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Mizuho will repurchase securities provided as collateral for $2,800,856,333 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2056 and the market value of those underlying securities was $2,856,873,460.	2,800,000,000
5,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $5,001,525,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $5,101,555,522.	5,000,000,000
2,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $2,040,622,201.	2,000,000,000
1,500,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - CITI will repurchase securities provided as collateral for $1,500,458,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2056 and the market value of those underlying securities was $1,530,000,000.	1,500,000,000
5,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Natixis will repurchase securities provided as collateral for $5,001,525,000 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2034 and the market value of those underlying securities was $5,104,209,586.	5,000,000,000
3,500,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Wells will repurchase securities provided as collateral for $3,501,067,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2032 and the market value of those underlying securities was $3,571,088,882.	3,500,000,000
1,250,000,000	Repurchase agreement 3.66%, dated 1/27/2026 under which Fixed Income Clearing Corporation - Wells will repurchase securities provided as collateral for $1,250,889,583 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2030 and the market value of those underlying securities was $1,275,388,916.	1,250,000,000
	TOTAL REPURCHASE AGREEMENTS	110,880,624,775
	TOTAL INVESTMENT IN SECURITIES—97.8% (AT AMORTIZED COST)[3]	185,679,333,305
	OTHER ASSETS AND LIABILITIES - NET—2.2%[4]	4,087,863,403
	NET ASSETS—100%	$189,767,196,708

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Semi-Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.052	0.026	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.014	(0.000)[2]	0.000[2]
Total From Investment Operations	0.020	0.045	0.052	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.99%	4.57%	5.37%	4.03%	0.31%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.17%	0.17%	0.17%	0.09%	0.11%
Net investment income	3.92%[5]	4.47%	5.24%	2.56%	0.25%	0.02%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.13%	0.22%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,115,806	$1,252,119	$927,077	$181,157	$5,921,339	$8,073,883

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.044	0.052	0.039	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—
Total From Investment Operations	0.020	0.044	0.052	0.039	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.98%	4.53%	5.33%	3.99%	0.30%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.20%	0.10%	0.10%
Net investment income	3.89%[5]	4.43%	5.20%	3.92%	0.28%	0.02%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.13%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,603,354	$34,297,775	$31,818,839	$28,952,071	$31,227,810	$31,176,397

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.042	0.050	0.037	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.019	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.86%	4.31%	5.10%	3.76%	0.22%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.42%[5]	0.42%	0.42%	0.42%	0.17%	0.11%
Net investment income	3.67%[5]	4.22%	4.99%	3.73%	0.19%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.13%	0.38%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,990,113	$12,299,717	$11,429,684	$10,250,481	$10,082,923	$13,157,890

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.042	0.049	0.044	0.046	0.024
Net realized gain (loss)	0.000[2]	0.000[2]	0.001	(0.007)	(0.044)	(0.024)
Total From Investment Operations	0.018	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.85%	4.27%	5.06%	3.73%	0.22%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%	0.45%	0.45%	0.14%	0.19%
Net investment income	3.52%[5]	4.17%	4.95%	4.43%	0.14%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.13%	0.43%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$456,877	$123,137	$162,885	$9,462	$78	$219

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.038	0.046	0.033	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.016	0.038	0.046	0.033	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.038)	(0.046)	(0.033)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.65%	3.87%	4.66%	3.33%	0.12%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.84%	0.84%	0.84%	0.27%	0.11%
Net investment income	3.25%[5]	3.80%	4.56%	3.32%	0.11%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.13%	0.70%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$729,197	$638,150	$655,506	$641,702	$567,676	$625,477

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.015	0.036	0.044	0.034	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	(0.003)	(0.000)[2]	—
Total From Investment Operations	0.015	0.037	0.044	0.031	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.015)	(0.037)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.56%	3.74%	4.52%	3.18%	0.10%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	0.96%	0.98%	0.98%	0.26%	0.11%
Net investment income	3.07%[5]	3.60%	4.43%	3.38%	0.08%	0.01%
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.14%	0.18%	0.93%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,095,940	$9,924,997	$600,873	$902,755	$307,895	$526,713

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.043	0.051	0.038	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—
Total From Investment Operations	0.019	0.043	0.051	0.038	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.043)	(0.051)	(0.038)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.92%	4.43%	5.22%	3.89%	0.26%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.30%	0.14%	0.12%
Net investment income	3.78%[5]	4.36%	5.10%	3.81%	0.24%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.08%	0.13%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,372,471	$7,771,841	$10,563,189	$3,529,186	$3,094,786	$3,044,642

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.017	0.040	0.047	0.035	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.001)	(0.000)[2]	—
Total From Investment Operations	0.017	0.040	0.047	0.034	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.017)	(0.040)	(0.047)	(0.034)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.73%	4.03%	4.82%	3.50%	0.16%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.69%	0.68%	0.24%	0.12%
Net investment income	3.38%[5]	3.96%	4.72%	3.52%	0.13%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.13%	0.59%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,925,542	$1,397,006	$1,199,776	$1,331,183	$1,276,028	$2,658,370

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.053	0.040	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.020	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.00%	4.58%	5.38%	4.04%	0.31%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%	0.15%	0.09%	0.10%
Net investment income	3.93%[5]	4.49%	5.25%	3.99%	0.33%	0.02%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.13%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,906,903	$101,380,542	$99,742,080	$88,718,697	$83,546,204	$69,590,226

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.053	0.043	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.003)	(0.000)[2]	—
Total From Investment Operations	0.020	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.00%	4.58%	5.38%	4.04%	0.31%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.15%	0.15%	0.15%	0.10%	0.11%
Net investment income	3.94%[5]	4.48%	5.25%	4.30%	0.54%	0.03%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.13%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,652,250	$9,218,424	$8,343,757	$8,642,312	$1,942,655	$571,121

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,			Period Ended 7/31/2022[1]
		2025	2024	2023
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.020	0.045	0.053	0.041	0.003
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.020	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	2.00%	4.58%	5.38%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%	0.15%	0.14%[6]
Net investment income	3.89%[6]	4.47%	5.25%	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.09%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,918,743	$1,625,557	$2,845,220	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in repurchase agreements	$110,880,624,775
Investment in securities	74,798,708,530
Investment in securities, at amortized cost and fair value	185,679,333,305
Cash	4,221,701,920
Income receivable	311,214,998
Receivable for shares sold	266,711,611
Total Assets	190,478,961,834
Liabilities:
Payable for investments purchased	235,925,000
Payable for shares redeemed	177,160,295
Income distribution payable	281,944,162
Payable for investment adviser fee (Note 5)	739,705
Payable for administrative fee (Note 5)	801,203
Payable for distribution services fee (Note 5)	5,785,158
Payable for other service fees (Notes 2 and 5)	7,986,393
Accrued expenses (Note 5)	1,423,210
Total Liabilities	711,765,126
Net assets for 189,815,939,687 shares outstanding	$189,767,196,708
Net Assets Consist of:
Paid-in capital	$189,816,117,265
Total distributable earnings (loss)	(48,920,557)
Total Net Assets	$189,767,196,708
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$1,115,806,380 ÷ 1,116,092,899 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$37,603,353,754 ÷ 37,612,999,628 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$11,990,112,693 ÷ 11,993,191,019 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$456,877,250 ÷ 456,998,894 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$729,197,384 ÷ 729,384,056 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$10,095,939,551 ÷ 10,098,526,205 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$8,372,471,465 ÷ 8,374,617,459 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,925,541,672 ÷ 1,926,036,359 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$102,906,903,201 ÷ 102,933,369,369 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$8,652,250,131 ÷ 8,654,466,563 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$5,918,743,227 ÷ 5,920,257,236 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$3,766,449,523
Expenses:
Investment adviser fee (Note 5)	138,195,430
Administrative fee (Note 5)	71,172,060
Custodian fees	2,493,439
Transfer agent fees (Note 2)	3,662,539
Directors’/Trustees’ fees (Note 5)	458,378
Auditing fees	16,196
Legal fees	5,576
Portfolio accounting fees	150,741
Distribution services fee (Note 5)	33,382,640
Other service fees (Notes 2 and 5)	45,067,635
Share registration costs	945,230
Printing and postage	727,061
Miscellaneous (Note 5)	313,768
TOTAL EXPENSES	296,590,693
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(72,440,282)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(832,546)
TOTAL WAIVERS AND REIMBURSEMENT	(73,272,828)
Net expenses	223,317,865
Net investment income	3,543,131,658
Net realized gain on investments	1,227,642
Change in net assets resulting from operations	$3,544,359,300
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,543,131,658	$7,550,794,625
Net realized gain (loss)	1,227,642	1,519,319
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,544,359,300	7,552,313,944
Distributions to Shareholders:
Select Shares	(23,819,764)	(50,502,639)
Institutional Shares	(715,111,342)	(1,525,053,414)
Service Shares	(218,663,224)	(503,660,283)
Administrative Shares	(3,623,102)	(6,352,161)
Cash II Shares	(11,180,513)	(27,303,736)
Cash Series Shares	(154,349,706)	(32,577,539)
Capital Shares	(140,683,456)	(408,814,262)
Trust Shares	(26,227,220)	(48,462,470)
Premier Shares	(2,009,807,136)	(4,458,960,340)
Advisor Shares	(181,146,563)	(404,395,046)
SDG Shares	(58,693,112)	(84,768,169)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,543,305,138)	(7,550,850,059)
Share Transactions:
Proceeds from sale of shares	484,970,958,848	866,073,815,983
Net asset value of shares issued to shareholders in payment of distributions declared	1,706,379,135	3,482,732,733
Cost of shares redeemed	(476,840,461,766)	(857,917,631,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,836,876,217	11,638,917,367
Change in net assets	9,837,930,379	11,640,381,252
Net Assets:
Beginning of period	179,929,266,329	168,288,885,077
End of period	$189,767,196,708	$179,929,266,329
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $73,272,828 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$4,428	$—
Institutional Shares	135,089	—
Service Shares	866,151	—
Administrative Shares	774	(21)
Cash II Shares	279,515	—
Cash Series Shares	1,713,935	—
Capital Shares	27,191	—
Trust Shares	214,836	—
Premier Shares	374,067	(1,554)
Advisor Shares	35,500	(1,942)
SDG Shares	11,053	—
TOTAL	$3,662,539	$(3,517)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$122,047
Institutional Shares	8,845,518
Service Shares	14,882,478
Administrative Shares	257,146
Cash II Shares	860,930
Cash Series Shares	12,577,612
Capital Shares	5,582,265
Trust Shares	1,939,639
TOTAL	$45,067,635
For the six months ended January 31, 2026, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees. Effective July 1, 2025, the Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees. Prior to July 1, 2025, the Select Shares did not incur and pay a fee in excess of 0.02%.
Semi-Annual Financial Statements and Additional Information

Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	2,851,111,749	$2,851,111,749	10,407,985,198	$10,407,985,198
Shares issued to shareholders in payment of distributions declared	13,611,047	13,611,047	25,726,188	25,726,188
Shares redeemed	(3,001,095,582)	(3,001,095,582)	(10,108,602,678)	(10,108,602,678)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(136,372,786)	$(136,372,786)	325,108,708	$325,108,708
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	82,908,772,346	$82,908,772,346	155,068,054,465	$155,068,054,465
Shares issued to shareholders in payment of distributions declared	315,661,204	315,661,204	707,000,738	707,000,738
Shares redeemed	(79,918,716,334)	(79,918,716,334)	(153,296,299,367)	(153,296,299,368)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,305,717,216	$3,305,717,216	2,478,755,836	$2,478,755,835
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,273,020,758	$21,273,020,758	33,559,586,256	$33,559,586,256
Shares issued to shareholders in payment of distributions declared	82,362,502	82,362,502	171,169,476	171,169,476
Shares redeemed	(21,665,314,153)	(21,665,314,153)	(32,860,800,306)	(32,860,800,306)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(309,930,893)	$(309,930,893)	869,955,426	$869,955,426
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	1,283,087,124	$1,283,087,124	1,030,122,972	$1,030,122,973
Shares issued to shareholders in payment of distributions declared	541,038	541,038	1,018,323	1,018,323
Shares redeemed	(949,800,559)	(949,800,559)	(1,070,904,238)	(1,070,904,238)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	333,827,603	$333,827,603	(39,762,943)	$(39,762,942)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	415,453,024	$415,453,024	677,441,705	$677,441,705
Shares issued to shareholders in payment of distributions declared	11,031,549	11,031,549	26,443,383	26,443,383
Shares redeemed	(335,427,000)	(335,427,000)	(721,263,738)	(721,263,738)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	91,057,573	$91,057,573	(17,378,650)	$(17,378,650)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,594,996,199	$2,594,996,199	13,669,082,371	$13,669,082,371
Shares issued to shareholders in payment of distributions declared	154,309,220	154,309,220	32,531,916	32,531,916
Shares redeemed	(2,578,524,418)	(2,578,524,418)	(4,374,924,992)	(4,374,924,992)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	170,781,001	$170,781,001	9,326,689,295	$9,326,689,295
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,961,406,591	$6,961,406,591	11,089,609,788	$11,089,609,788
Shares issued to shareholders in payment of distributions declared	22,726,632	22,726,632	46,831,900	46,831,900
Shares redeemed	(6,383,509,119)	(6,383,509,119)	(13,928,860,117)	(13,928,860,117)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	600,624,104	$600,624,104	(2,792,418,429)	$(2,792,418,429)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,573,575,032	$2,573,575,032	3,586,968,183	$3,586,968,183
Shares issued to shareholders in payment of distributions declared	16,914,777	16,914,777	33,550,844	33,550,844
Shares redeemed	(2,061,846,126)	(2,061,846,126)	(3,423,266,983)	(3,423,266,983)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	528,643,683	$528,643,683	197,252,044	$197,252,044
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	330,340,844,634	$330,340,844,634	574,039,649,625	$574,039,649,626
Shares issued to shareholders in payment of distributions declared	883,842,330	883,842,330	2,012,063,963	2,012,063,963
Shares redeemed	(329,699,915,484)	(329,699,915,484)	(574,415,577,468)	(574,415,577,469)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	1,524,771,480	$1,524,771,480	1,636,136,120	$1,636,136,120
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	9,354,140,967	$9,354,140,967	21,814,508,710	$21,814,508,709
Shares issued to shareholders in payment of distributions declared	164,577,802	164,577,802	366,495,109	366,495,109
Shares redeemed	(10,085,212,507)	(10,085,212,519)	(21,306,344,502)	(21,306,344,521)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(566,493,738)	$(566,493,750)	874,659,317	$874,659,297
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	24,414,550,424	$24,414,550,424	41,130,806,709	$41,130,806,709
Shares issued to shareholders in payment of distributions declared	40,801,034	40,801,034	59,900,893	59,900,893
Shares redeemed	(20,161,100,472)	(20,161,100,472)	(42,410,786,939)	(42,410,786,939)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	4,294,250,986	$4,294,250,986	(1,220,079,337)	$(1,220,079,337)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,836,876,229	$9,836,876,217	11,638,917,387	$11,638,917,367
4. FEDERAL TAX INFORMATION
As of July 31, 2025, the Fund had a capital loss carryforward of $50,077,975 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$50,077,975	$—	$50,077,975
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Fund’s Adviser voluntarily waived $72,440,282 of its fee and voluntarily reimbursed $3,517 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Semi-Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$51,429	$—
Cash II Shares	1,205,302	—
Cash Series Shares	30,186,270	(829,029)
Trust Shares	1,939,639	—
TOTAL	$33,382,640	$(829,029)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $1,332,370 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $80,418 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Semi-Annual Financial Statements and Additional Information

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Semi-Annual Financial Statements and Additional Information

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450196 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER—18.3%
		Aerospace/Auto—0.1%
$ 90,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.963%, 8/4/2026	$ 88,229,000
		Finance - Banking—15.1%
269,963,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 3.793% - 4.039%, 2/24/2026 - 4/20/2026	268,566,219
447,500,000		Anglesea Funding LLC, 3.703% - 3.915%, 2/4/2026 - 7/15/2026	443,021,457
85,000,000		Bank of Montreal, 3.876%, 12/7/2026	82,278,654
802,000,000		Bank of Nova Scotia, 4.175% - 4.501%, 2/20/2026 - 3/4/2026	799,778,056
85,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.036%, 4/6/2026	84,403,111
707,500,000		BPCE S.A., 4.032% - 4.044%, 2/20/2026 - 3/3/2026	705,460,817
600,000,000		Canadian Imperial Bank of Commerce, 3.960% - 4.401%, 3/19/2026 - 10/1/2026	592,086,383
395,000,000		Chesham Finance LLC Series III, (Societe Generale S.A. COL), 3.682%, 2/3/2026	394,919,244
100,000,000		Chesham Finance LLC Series IV, (HSBC Bank PLC COL)/(Hongkong & Shanghai Banking Corp. COL), 3.682%, 2/3/2026	99,979,556
215,000,000		Credit Agricole Corporate and Investment Bank, 4.043%, 2/3/2026	214,952,222
503,500,000		DNB Bank ASA, 3.955% - 3.966%, 6/11/2026 - 6/29/2026	495,881,094
883,500,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.771% - 3.968%, 4/2/2026 - 7/23/2026	871,021,531
470,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 3.918% - 4.082%, 2/10/2026 - 3/9/2026	468,974,828
225,000,000		Great Bear Funding LLC, (Bank of Nova Scotia COL), 3.758%, 2/24/2026	224,462,375
491,000,000		ING (U.S.) Funding LLC, 3.906% - 4.030%, 3/25/2026 - 5/13/2026	486,627,655
130,000,000		ING (U.S.) Funding LLC, 4.030%, 4/1/2026	129,158,431
3,378,000,000		National Bank of Canada, 3.790% - 4.517%, 2/3/2026 - 1/8/2027	3,314,804,669
338,000,000		Nordea Bank Abp, 3.968%, 4/2/2026 - 4/6/2026	335,735,156
540,000,000		Paradelle Funding LLC, 3.898% - 4.419%, 3/19/2026 - 10/30/2026	532,155,961
125,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 3.955%, 10/1/2026	125,000,000
245,000,000		Podium Funding Trust, 3.802% - 4.027%, 6/16/2026 - 7/8/2026	241,321,140
1,964,000,000		Royal Bank of Canada, 3.909% - 4.403%, 5/27/2026 - 11/19/2026	1,911,794,344
215,000,000		Royal Bank of Canada, 4.402%, 5/28/2026	212,079,942
210,000,000		Royal Bank of Canada, Three World Financial Center Branch, 3.908%, 10/7/2026	204,560,533
888,500,000		Toronto Dominion Bank, 3.896% - 4.398%, 3/19/2026 - 10/1/2026	876,218,943
215,000,000		Toronto Dominion Bank, 4.400%, 7/17/2026	215,000,000
644,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 3.791% - 4.082%, 2/10/2026 - 4/23/2026	641,444,620
759,000,000		Westpac Banking Corp. Ltd., 3.870% - 4.150%, 8/6/2026 - 10/1/2026	740,854,958
		TOTAL	15,712,541,899
		Finance - Retail—0.4%
125,000,000		Old Line Funding, LLC, 3.991% - 3.992%, 4/24/2026 - 9/21/2026	123,255,050
40,000,000		Sheffield Receivables Co. LLC, 3.795%, 4/20/2026	39,674,133
275,000,000		Thunder Bay Funding, LLC, 3.910% - 3.966%, 4/22/2026 - 7/16/2026	271,294,721
		TOTAL	434,223,904
		Oil & Oil Finance—0.2%
209,000,000		Exxon Mobil Corp., 3.913%, 3/25/2026 - 3/26/2026	207,831,680
		Sovereign—2.5%
1,850,000,000		Caisse d’Amortissement de la Dette Sociale (CADES), 3.885% - 4.093%, 3/9/2026 - 6/4/2026	1,841,623,658
215,000,000		Caisse des Depots et Consignations (CDC), 3.963%, 4/8/2026	213,468,663
433,500,000		NRW.Bank, 3.951%, 4/8/2026	430,420,344
150,000,000		Ontario, Province of, 4.116%, 4/2/2026	148,995,000
		TOTAL	2,634,507,665
		TOTAL COMMERCIAL PAPER	19,077,334,148
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—12.8%
		Aerospace/Auto—1.1%
$ 230,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.940% (SOFR +0.300%), 2/2/2026	$ 230,000,000
350,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.970% (SOFR +0.330%), 2/2/2026	350,000,000
510,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.990% (SOFR +0.350%), 2/2/2026	510,000,000
		TOTAL	1,090,000,000
		Finance - Banking—10.5%
29,760,000		Alper Drive Apts., LLC, (Northern Trust Co. LOC), 3.850%, 2/5/2026	29,760,000
250,000,000		Anglesea Funding LLC, (Bank of Montreal COL)/(Bank of Nova Scotia COL)/(Royal Bank of Canada COL), 3.900% (SOFR +0.250%), 2/2/2026	250,000,000
20,000,000		Anglesea Funding LLC, (Bank of Montreal COL)/(Bank of Nova Scotia COL)/(Royal Bank of Canada COL), 3.900% (SOFR +0.250%), 2/2/2026	20,000,000
250,000,000		Bank of America N.A., 3.940% (SOFR +0.300%), 2/2/2026	250,000,000
110,000,000		Bank of Montreal, 4.020% (SOFR +0.370%), 2/2/2026	110,000,000
249,000,000		Bank of Montreal, 4.020% (SOFR +0.370%), 2/2/2026	249,000,000
235,000,000		Bank of Montreal, 4.050% (SOFR +0.400%), 2/2/2026	235,000,000
385,000,000		Bank of Montreal, 4.050% (SOFR +0.400%), 2/2/2026	385,000,000
220,000,000		Bank of Montreal, 4.060% (SOFR +0.410%), 2/2/2026	220,000,000
150,000,000		Bank of Montreal, 4.100% (SOFR +0.450%), 2/2/2026	150,000,000
350,000,000		Bank of Montreal, 4.100% (SOFR +0.450%), 2/2/2026	350,000,000
300,000,000		Bank of Nova Scotia, 4.010% (SOFR +0.360%), 2/2/2026	300,000,000
175,000,000		Bank of Nova Scotia, 4.050% (SOFR +0.400%), 2/2/2026	175,000,000
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 3.930% (SOFR +0.280%), 2/2/2026	100,000,000
325,000,000		Canadian Imperial Bank of Commerce, 3.960% (SOFR +0.310%), 2/2/2026	325,000,000
125,000,000		Canadian Imperial Bank of Commerce, 3.970% (SOFR +0.320%), 2/2/2026	125,000,000
455,000,000		Canadian Imperial Bank of Commerce, 3.990% (SOFR +0.340%), 2/2/2026	455,000,000
350,000,000		Canadian Imperial Bank of Commerce, 4.050% (SOFR +0.400%), 2/2/2026	350,000,000
380,000,000		Canadian Imperial Bank of Commerce, 4.060% (SOFR +0.410%), 2/2/2026	380,000,000
4,315,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 3.760%, 2/5/2026	4,315,000
150,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.950% (SOFR +0.300%), 2/2/2026	150,000,000
150,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.950% (SOFR +0.300%), 2/2/2026	150,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.970% (SOFR +0.320%), 2/2/2026	50,000,000
175,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.970% (SOFR +0.320%), 2/2/2026	175,000,000
40,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.000% (SOFR +0.350%), 2/2/2026	40,000,000
162,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.000% (SOFR +0.350%), 2/2/2026	162,500,000
175,000,000		Commonwealth Bank of Australia, 3.920% (SOFR +0.270%), 2/2/2026	175,000,000
150,000,000		Commonwealth Bank of Australia, 3.950% (SOFR +0.300%), 2/2/2026	150,000,000
175,000,000		Commonwealth Bank of Australia, 3.970% (SOFR +0.320%), 2/2/2026	175,000,000
215,000,000		Commonwealth Bank of Australia, 4.050% (SOFR +0.400%), 2/2/2026	215,000,000
85,000,000		Commonwealth Bank of Australia, 4.050% (SOFR +0.400%), 2/2/2026	85,000,000
130,000,000		J.P. Morgan Securities LLC, 3.930% (SOFR +0.290%), 2/2/2026	130,000,000
400,000,000		J.P. Morgan Securities LLC, 3.930% (SOFR +0.290%), 2/2/2026	400,000,000
150,000,000		J.P. Morgan Securities LLC, 3.930% (SOFR +0.290%), 2/2/2026	150,000,000
254,000,000		National Australia Bank Ltd., 3.840% (SOFR +0.190%), 2/2/2026	254,000,000
550,000,000		National Bank of Canada, 3.950% (SOFR +0.300%), 2/2/2026	550,000,000
215,000,000		National Bank of Canada, 3.950% (SOFR +0.300%), 2/2/2026	215,000,000
19,670,000		Osprey Properties LP, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 3.760%, 2/5/2026	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank, N.A. LOC), 3.950%, 2/5/2026	29,435,000
179,500,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.010% (SOFR +0.360%), 2/2/2026	179,500,000
85,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.110% (SOFR +0.460%), 2/2/2026	85,000,000
100,000,000		Park Avenue Collateralized Notes Co., LLC, (J.P. Morgan Securities LLC COL), 3.950% (SOFR +0.300%), 2/2/2026	100,000,000
23,920,000		Rooney Holdings, LLC, (BMO Bank, N.A. LOC), 3.950%, 2/5/2026	23,920,000
269,000,000		Royal Bank of Canada, 4.030% (SOFR +0.380%), 2/2/2026	269,000,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 150,000,000		State Street Bank and Trust Co., 3.890% (SOFR +0.250%), 2/2/2026	$ 150,000,000
46,615,000		Taxable Tender Option Bond Trust 2024-XF3219TX, (Series 2024-XF3219TX) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.900%, 2/5/2026	46,615,000
237,000,000		Toronto Dominion Bank, 4.020% (SOFR +0.380%), 2/2/2026	237,000,000
405,000,000		Toronto Dominion Bank, 4.040% (SOFR +0.400%), 2/2/2026	405,000,000
350,000,000		Toronto Dominion Bank, 4.040% (SOFR +0.400%), 2/2/2026	350,000,000
150,000,000		Toronto Dominion Bank, 4.040% (SOFR +0.400%), 2/2/2026	150,000,000
285,000,000		Toronto Dominion Bank, 4.090% (SOFR +0.450%), 2/2/2026	285,000,000
260,000,000		Toronto Dominion Bank, 4.090% (SOFR +0.450%), 2/2/2026	260,000,000
214,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 2/2/2026	214,000,000
85,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 2/2/2026	85,000,000
300,000,000		Westpac Banking Corp. Ltd., 4.050% (SOFR +0.400%), 2/2/2026	300,000,000
85,000,000		Westpac Banking Corp. Ltd., 4.050% (SOFR +0.400%), 2/2/2026	85,000,000
		TOTAL	10,963,715,000
		Finance - Retail—0.3%
60,000,000		Old Line Funding, LLC, 3.890% (SOFR +0.250%), 2/2/2026	60,000,000
90,000,000		Old Line Funding, LLC, 3.930% (SOFR +0.290%), 2/2/2026	90,000,000
50,000,000		Old Line Funding, LLC, 3.940% (SOFR +0.300%), 2/2/2026	50,000,000
135,000,000		Thunder Bay Funding, LLC, 3.940% (SOFR +0.300%), 2/2/2026	135,000,000
		TOTAL	335,000,000
		Government Agency—0.9%
7,445,000		2-D Max Enterprises LLC, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	7,445,000
15,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	15,550,000
96,970,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	96,970,000
7,280,000		Brian Luke Bobenage 2022 Family Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	7,280,000
4,895,000		Brian Peterson Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	4,895,000
4,460,000		Burnett Family Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	4,460,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 3.810%, 2/5/2026	10,545,000
11,800,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	11,800,000
9,860,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	9,860,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	5,415,000
28,220,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	28,220,000
18,000,000		CRE Impact BCM Tech Atlanta GA, LLC, 2025, (Federal Home Loan Bank of Cincinnati LOC), 3.850%, 2/5/2026	18,000,000
4,805,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 3.850%, 2/5/2026	4,805,000
20,000,000		Desert Vistas, a California LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	20,000,000
9,990,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	9,990,000
15,500,000		East Town Crossing, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.810%, 2/5/2026	15,500,000
9,400,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	9,400,000
10,955,000		Frank Dale Insurance Trust, Series 2025, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	10,955,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	30,000,000
8,700,000		ICG-Stream Polk Ave LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	8,700,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, Series 2023, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	13,645,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, Series 2023, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/4/2026	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	5,985,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 40,500,000		La Jolla Cove Motel and Hotel Apartments, LLC and La Jolla Cove Shops, LLC, 2026-A, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.830%, 2/5/2026	$ 40,500,000
24,515,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	24,515,000
10,920,000		MBW Legacy Investments, LLC, Series 2024, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	10,920,000
13,500,000		MHF DKF Insurance Trust, 2025, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	13,500,000
22,500,000		Midtown Senior Housing LP and Avon Tower Investors LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	22,500,000
6,980,000		Morofsky Legacy Irrevocable Trust, (Series 2024), (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	6,980,000
4,785,000		Nicolai Legacy Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	4,785,000
25,000,000		Olive Development Bond I LLC, (San Marcos Project) Series 2024, (Federal Home Loan Bank of Topeka LOC), 4.150%, 2/4/2026	25,000,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	13,790,000
35,300,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	35,300,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	21,000,000
32,015,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	32,015,000
4,390,000		Randall S. Raner Irrevocable Life Insurance Trust Dated March 19, 2024, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	4,390,000
9,840,000		Richard F. Wilks Spousal Gifting Trust, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	9,840,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	7,020,000
28,250,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	28,250,000
11,455,000		Sandy Jacobs Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	11,455,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 3.850%, 2/5/2026	11,260,000
12,000,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	12,000,000
7,110,000		SMZ Holdings, LLC, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	7,110,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	8,825,000
1,000,000		TBD Hide, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.810%, 2/5/2026	1,000,000
11,110,000		The CLC Irrevocable Insurance Trust, Series 2024, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	11,110,000
7,780,000		The D. Neiman Legacy Trust, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	7,780,000
14,950,000		The Gathering at UC, LLC, 2025, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	14,950,000
18,870,000		The Greathouse 2021 Children’s Trust, Series 2025, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	18,870,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	2,560,000
7,395,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	7,395,000
7,490,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	7,490,000
4,635,000		The Raymon Lee Ince Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	4,635,000
10,190,000		Thomas Bently Durant Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	10,190,000
37,840,000		Trustwell 4 Borrowers, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	37,840,000
17,400,000		VSL Property Holdings (AB), LLC, (Federal Home Loan Bank of Atlanta LOC), 3.850%, 2/5/2026	17,400,000
10,740,000		Walker Manufacturing Co., (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	10,740,000
7,835,000		Wild Eagle Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 3.850%, 2/5/2026	7,835,000
		TOTAL	920,015,000
		TOTAL NOTES - VARIABLE	13,308,730,000
		CERTIFICATES OF DEPOSIT—11.1%
		Finance - Banking—11.1%
896,500,000		Bank of America N.A., 3.850% - 4.230%, 3/27/2026 - 12/4/2026	896,500,000
475,000,000		Bank of Montreal, 3.960% - 4.410%, 6/9/2026 - 11/17/2026	475,000,000
2,464,500,000		Canadian Imperial Bank of Commerce, 3.800% - 4.520%, 2/12/2026 - 1/15/2027	2,464,500,000
25,000,000		Cooperatieve Rabobank UA, 3.750%, 7/28/2026	25,000,000
215,000,000		Credit Agricole Corporate and Investment Bank, 4.040%, 2/6/2026	215,000,000
150,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.750%, 7/28/2026	150,000,000
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	CERTIFICATES OF DEPOSIT—continued
	Finance - Banking—continued
$ 995,000,000	Mizuho Bank Ltd., 3.920% - 4.030%, 2/4/2026 - 3/27/2026	$ 995,000,000
35,000,000	Royal Bank of Canada, 3.900%, 10/1/2026	35,000,000
185,000,000	Sumitomo Mitsui Banking Corp., 3.820%, 4/13/2026	185,000,000
1,272,000,000	Sumitomo Mitsui Trust Bank Ltd., 3.800% - 4.030%, 2/4/2026 - 4/9/2026	1,272,000,000
2,390,000,000	Sumitomo Mitsui Trust Bank Ltd., 3.820% - 4.000%, 3/6/2026 - 5/7/2026	2,390,000,000
200,000,000	Svenska Handelsbanken AB, 3.830%, 7/17/2026	200,000,000
350,000,000	Toronto Dominion Bank, 3.900%, 12/10/2026	350,000,000
1,335,000,000	Truist Bank, 3.790% - 4.050%, 2/2/2026 - 5/12/2026	1,335,000,000
508,500,000	Wells Fargo Bank, N.A., 3.850% - 3.900%, 7/9/2026 - 8/26/2026	508,500,000
	TOTAL CERTIFICATES OF DEPOSIT	11,496,500,000
	BANK NOTE—3.6%
	Finance - Banking—3.6%
3,778,500,000	Bank of America N.A., 3.790% - 4.400%, 4/10/2026 - 1/26/2027	3,778,500,000
	TIME DEPOSIT—1.4%
	Finance - Banking—1.4%
1,400,000,000	Royal Bank of Canada, 3.710%, 2/2/2026	1,400,000,000
	OTHER REPURCHASE AGREEMENTS—20.3%
	Finance - Banking—20.3%
35,000,000	BMO Capital Markets Corp., 3.78%, dated 1/30/2026, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,011,025 on 2/2/2026, in which corporate bonds and medium-term notes with a market value of $35,711,728 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
700,000,000	BMO Capital Markets Corp., 3.73%, dated 1/30/2026, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,000,310,833 on 2/2/2026, in which corporate bonds, medium-term notes, treasury notes and U.S. Government Agency securities with a market value of $1,022,076,809 have been received as collateral and held with BNY Mellon as tri-party agent.	700,000,000
1,400,000,000	BNP Paribas S.A, 3.69%, dated 1/30/2026, interest in a $1,850,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,850,568,875 on 2/2/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt securities with a market value of $1,887,580,253 have been received as collateral and held with BNY Mellon as tri-party agent.	1,400,000,000
1,825,000,000	BNP Paribas S.A, 3.75%, dated 1/30/2026, interest in a $2,125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,125,664,063 on 2/2/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $2,168,178,195 have been received as collateral and held with BNY Mellon as tri-party agent.	1,825,000,000
515,000,000	Citigroup Global Markets, Inc., 4.03%, dated 2/6/2025, interest in a $515,000,000 collateralized loan agreement will repurchase securities provided as collateral for $517,017,799 on 3/9/2026, in which American depositary receipts, common stocks, convertible Preferred Stocks, convertible bonds, exchange-traded funds and Preferred Stocks with a market value of $527,124,999 have been received as collateral and held with BNY Mellon as tri-party agent.	515,000,000
10,000,000	Citigroup Global Markets, Inc., 4.13%, dated 1/30/2026, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,003,442 on 2/2/2026, in which collateralized mortgage obligations with a market value of $10,203,511 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
535,000,000	Citigroup Global Markets, Inc., 4.08%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $687,717,167 on 3/9/2026, in which common stocks and exchange-traded funds with a market value of $701,151,292 have been received as collateral and held with BNY Mellon as tri-party agent.	535,000,000
750,000,000	Citigroup Global Markets, Inc., 4.03%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $752,938,542 on 3/9/2026, in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and medium-term notes with a market value of $767,657,741 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
25,000,000	Credit Agricole S.A, 3.77%, dated 10/30/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,146,611 on 2/9/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes and U.S. Government Agency securities with a market value of $204,064,430 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	Credit Agricole S.A, 3.69%, dated 1/30/2026, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,030,750 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, sovereign debt securities and U.S. Government Agency securities with a market value of $102,031,365 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Financial Statements and Additional Information
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 325,000,000
Credit Agricole S.A, 3.70%, dated 1/30/2026, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,287,778 on 2/6/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes, sovereign debt securities and
U.S. Government Agency securities with a market value of $408,126,244 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 325,000,000
350,000,000	Credit Agricole S.A, 3.68%, dated 1/29/2026, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,204,444 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities and U.S. Government Agency securities with a market value of $510,208,819 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
1,525,000,000	Credit Agricole S.A, 3.73%, dated 10/30/2025, interest in a $1,800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,801,305,500 on 2/9/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury notes and U.S. Government Agency securities with a market value of $1,836,566,474 have been received as collateral and held with BNY Mellon as tri-party agent.	1,525,000,000
616,000,000	HSBC Securities (USA), Inc., 3.73%, dated 1/30/2026, interest in a $716,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $716,222,557 on 2/2/2026, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $730,320,366 have been received as collateral and held with BNY Mellon as tri-party agent.	616,000,000
160,000,000	HSBC Securities (USA), Inc., 3.83%, dated 1/30/2026, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,051,067 on 2/2/2026, in which asset-backed securities, corporate bonds and municipal bonds with a market value of $163,200,000 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
25,000,000	HSBC Securities (USA), Inc., 3.73%, dated 1/30/2026, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,007,771 on 2/2/2026, in which asset-backed securities with a market value of $25,500,001 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
300,000,000	ING Financial Markets LLC, 3.74%, dated 1/30/2026, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,187,000 on 2/2/2026, in which common stocks and exchange-traded funds with a market value of $612,190,786 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
1,525,000,000	J.P. Morgan Securities LLC, 3.87%, dated 1/14/2026, interest in a $1,700,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,706,396,250 on 2/18/2026, in which convertible bonds with a market value of $1,734,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	1,525,000,000
2,000,000,000	J.P. Morgan Securities LLC, 3.85%, dated 1/7/2026, interest in a $2,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,308,609,028 on 2/11/2026, in which corporate bonds and medium-term notes with a market value of $2,346,000,848 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000,000
100,000,000	Mizuho Securities USA LLC, 4.03%, dated 12/20/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,391,806 on 3/9/2026, in which asset-backed securities with a market value of $102,728,422 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
210,000,000	Mizuho Securities USA LLC, 4.03%, dated 7/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,979,514 on 3/9/2026, in which asset-backed securities and collateralized mortgage obligations with a market value of $256,821,055 have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
270,000,000	Mizuho Securities USA LLC, 4.03%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,175,417 on 3/9/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and sovereign debt securities with a market value of $308,200,736 have been received as collateral and held with BNY Mellon as tri-party agent.	270,000,000
550,000,000	Mizuho Securities USA LLC, 3.73%, dated 1/30/2026, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,186,500 on 2/2/2026, in which municipal bonds and treasury notes with a market value of $612,190,292 have been received as collateral and held with BNY Mellon as tri-party agent.	550,000,000
2,241,500,000	Mizuho Securities USA LLC, 3.78%, dated 1/30/2026, interest in a $2,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,650,834,750 on 2/2/2026, in which common stocks and exchange-traded funds with a market value of $2,703,851,998 have been received as collateral and held with BNY Mellon as tri-party agent.	2,241,500,000
200,000,000	MUFG Securities Americas, Inc., 3.78%, dated 1/30/2026, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,094,500 on 2/2/2026, in which American depositary receipts, exchange-traded funds and mutual funds with a market value of $306,096,408 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
100,000,000	MUFG Securities Americas, Inc., 3.78%, dated 1/30/2026, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,047,250 on 2/2/2026, in which common stocks, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $153,048,650 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Semi-Annual Financial Statements and Additional Information
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 165,000,000
Pershing LLC, 3.88%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,226,333 on 2/9/2026, in which asset-backed securities, commercial paper, collateralized mortgage obligations, common stocks, convertible bonds, certificates of deposit, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds, U.S. Government Agency securities and treasury bonds with a market value of $306,381,677 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 165,000,000
300,000,000	Societe Generale, Paris, 3.70%, dated 1/30/2026, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,169,583 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury bills, treasury bonds and treasury notes with a market value of $561,174,932 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
350,000,000	Societe Generale, Paris, 4.04%, dated 12/5/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $402,693,333 on 2/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt securities with a market value of $410,701,414 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
600,000,000	Societe Generale, Paris, 3.75%, dated 1/30/2026, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,250,000 on 2/2/2026, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $816,255,015 have been received as collateral and held with BNY Mellon as tri-party agent.	600,000,000
150,000,000	Societe Generale, Paris, 4.04%, dated 12/4/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $201,346,667 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $205,373,601 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
100,000,000	Standard Chartered Bank, 3.69%, dated 1/27/2026, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,071,750 on 2/3/2026, in which treasury bonds, treasury notes and U.S. Government Agency securities with a market value of $102,062,730 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	Standard Chartered Bank, 3.68%, dated 1/30/2026, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,046,000 on 2/2/2026, in which treasury notes and U.S. Government Agency securities with a market value of $153,046,939 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
400,000,000	TD Securities (USA), LLC, 3.73%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,362,639 on 2/9/2026, in which asset-backed securities, corporate bonds, medium-term notes and municipal bonds with a market value of $510,158,767 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
75,000,000	Wells Fargo Securities LLC, 3.78%, dated 1/28/2026, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,055,125 on 2/4/2026, in which corporate bonds and U.S. Government Agency securities with a market value of $76,540,163 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
85,000,000	Wells Fargo Securities LLC, 3.78%, dated 1/30/2026, interest in a $100,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $100,031,500 on 2/2/2026, in which convertible bonds with a market value of $102,032,788 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
100,000,000	Wells Fargo Securities LLC, 3.75%, dated 8/1/2025, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,072,917 on 2/9/2026, in which corporate bonds, certificates of deposit and medium-term notes with a market value of $102,032,864 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	Wells Fargo Securities LLC, 4.23%, dated 9/12/2025, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,551,000 on 5/1/2026, in which convertible bonds with a market value of $153,054,361 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Wells Fargo Securities LLC, 4.23%, dated 8/19/2025, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $176,809,500 on 5/1/2026, in which convertible bonds with a market value of $178,563,606 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
220,000,000	Wells Fargo Securities LLC, 4.23%, dated 2/5/2025, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $222,248,950 on 4/30/2026, in which convertible bonds with a market value of $224,479,447 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
250,000,000	Wells Fargo Securities LLC, 4.23%, dated 2/12/2025, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $252,467,500 on 4/27/2026, in which convertible bonds and convertible Preferred Stocks with a market value of $255,089,269 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
250,000,000	Wells Fargo Securities LLC, 3.81%, dated 1/28/2026, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,185,208 on 2/4/2026, in which convertible bonds with a market value of $255,135,526 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
Semi-Annual Financial Statements and Additional Information
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 400,000,000
Wells Fargo Securities LLC, 4.23%, dated 1/29/2025, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $404,136,000 on 5/1/2026, in which convertible bonds and convertible Preferred Stocks with a market value of $408,142,853 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 400,000,000
630,000,000	Wells Fargo Securities LLC, 4.08%, dated 2/4/2025, interest in a $630,000,000 collateralized loan agreement will repurchase securities provided as collateral for $636,283,200 on 5/1/2026, in which municipal bonds and treasury notes with a market value of $642,816,894 have been received as collateral and held with BNY Mellon as tri-party agent.	630,000,000
300,000,000	Wells Fargo Securities LLC, 3.75%, dated 7/22/2025, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,218,750 on 2/9/2026, in which corporate bonds and medium-term notes with a market value of $306,096,240 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	21,142,500,000
	REPURCHASE AGREEMENTS—30.0%
	Finance - Banking—30.0%
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,000,305,833 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2055 and the market value of those underlying securities was $1,020,312,038.	500,000,000
600,000,000	Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,450,443,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,479,452,328.	600,000,000
500,000,000	Interest in $1,100,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,100,336,417 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2055 and the market value of those underlying securities was $1,122,343,226.	500,000,000
500,000,000	Interest in $2,050,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $2,050,626,958 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2074 and the market value of those underlying securities was $2,111,017,808.	500,000,000
500,000,000	Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,450,443,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2075 and the market value of those underlying securities was $1,486,466,334.	500,000,000
550,000,000	Interest in $1,350,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,350,412,875 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2065 and the market value of those underlying securities was $1,377,421,133.	550,000,000
1,500,000,000	Interest in $4,050,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,051,238,625 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2056 and the market value of those underlying securities was $4,146,380,335.	1,500,000,000
2,650,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $2,650,808,250 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $2,703,824,507.	2,650,000,000
4,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $4,001,220,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2030 and the market value of those underlying securities was $4,080,000,017.	4,000,000,000
2,000,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $2,000,611,667 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2055 and the market value of those underlying securities was $2,060,000,561.	2,000,000,000
3,650,000,000	Repurchase agreement 3.67%, dated 1/30/2026 under which Fixed Income Clearing Corporation - CITI will repurchase securities provided as collateral for $3,651,116,292 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2056 and the market value of those underlying securities was $3,723,000,007.	3,650,000,000
Semi-Annual Financial Statements and Additional Information
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,000,000,000
Interest in $12,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing
Corporation - SSB will repurchase securities provided as collateral for $12,003,660,000 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were
U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $12,247,523,340.
		$ 1,000,000,000
2,000,000,000	Interest in $5,100,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,101,559,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $5,203,590,988.	2,000,000,000
1,500,000,000	Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2030 and the market value of those underlying securities was $9,690,000,072.	1,500,000,000
2,500,000,000	Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2029 and the market value of those underlying securities was $9,690,000,094.	2,500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which MUFG Securities Americas, Inc. will repurchase securities provided as collateral for $1,000,305,833 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/16/2068 and the market value of those underlying securities was $1,027,620,791.	500,000,000
250,000,000	Interest in $1,495,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,495,457,221 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2072 and the market value of those underlying securities was $1,525,858,595.	250,000,000
1,000,000,000	Interest in $3,150,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $3,150,963,375 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2065 and the market value of those underlying securities was $3,225,707,271.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $3,000,917,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2067 and the market value of those underlying securities was $3,061,775,010.	1,000,000,000
2,000,000,000	Interest in $4,500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $4,501,376,250 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $4,591,403,775.	2,000,000,000
2,500,000,000	Interest in $6,380,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $6,381,951,217 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2056 and the market value of those underlying securities was $6,509,590,311.	2,500,000,000
	TOTAL REPURCHASE AGREEMENTS	31,200,000,000
	TOTAL INVESTMENT IN SECURITIES—97.5% (AT AMORTIZED COST)[3]	101,403,564,148
	OTHER ASSETS AND LIABILITIES - NET—2.5%[4]	2,625,782,276
	NET ASSETS—100%	$104,029,346,424

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Semi-Annual Financial Statements and Additional Information
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.042	0.051	0.038	0.002	0.000[2]
Net realized gain (loss)	—	0.001	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.019	0.043	0.051	0.038	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.043)	(0.051)	(0.038)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.043)	(0.051)	(0.038)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.89%	4.35%	5.23%	3.89%	0.20%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.50%[5]	0.50%	0.49%	0.51%	0.32%	0.23%
Net investment income	3.69%[5]	4.23%	5.10%	3.70%	0.18%	0.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.33%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,636,161	$1,327,305	$965,810	$536,771	$711,893	$1,034,830

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.015	0.036	0.045	0.032	0.001	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.015	0.036	0.045	0.032	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.015)	(0.036)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.015)	(0.036)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.55%	3.68%	4.56%	3.24%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.15%[5]	1.14%	1.13%	1.13%	0.45%	0.23%
Net investment income	3.06%[5]	3.61%	4.46%	3.23%	0.09%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.09%	0.10%	0.14%	0.82%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,264	$57,042	$51,757	$48,737	$41,244	$38,762

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.054	0.041	0.003	0.000[2]
Net realized gain (loss)	—	0.001	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.020	0.046	0.054	0.041	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.020)	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.04%	4.65%	5.52%	4.20%	0.33%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.20%	0.19%	0.20%
Net investment income	3.99%[5]	4.54%	5.39%	4.42%	0.36%	0.04%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,899,634	$87,059,962	$69,770,608	$44,262,167	$13,928,308	$11,788,470

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.046	0.054	0.041	0.003	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.020	0.046	0.054	0.041	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Distributions from net realized gains	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.020)	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.04%	4.65%	5.52%	4.20%	0.33%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.20%	0.19%	0.20%
Net investment income	4.01%[5]	4.56%	5.39%	4.42%	0.75%	0.04%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,351,335	$2,653,891	$2,731,361	$3,288,901	$1,026,476	$187,921

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.043	0.051	0.039	0.002	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.019	0.043	0.051	0.039	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.91%	4.39%	5.26%	3.94%	0.24%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.45%[5]	0.45%	0.45%	0.45%	0.28%	0.23%
Net investment income	3.75%[5]	4.30%	5.14%	4.07%	0.23%	0.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,566,771	$4,500,346	$4,082,531	$2,868,424	$1,479,712	$1,711,361

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.017	0.039	0.047	0.034	0.001	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.017	0.039	0.047	0.034	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.017)	(0.039)	(0.047)	(0.034)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.017)	(0.039)	(0.047)	(0.034)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.68%	3.93%	4.79%	3.48%	0.12%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.90%[5]	0.90%	0.90%	0.90%	0.40%	0.22%
Net investment income	3.30%[5]	3.85%	4.69%	3.35%	0.12%	0.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.60%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,450,633	$1,348,655	$1,198,130	$1,061,640	$1,301,550	$1,275,933

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.037	0.045	0.033	0.001	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.016	0.037	0.045	0.033	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.037)	(0.045)	(0.033)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.016)	(0.037)	(0.045)	(0.033)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.60%	3.77%	4.64%	3.34%	0.09%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.05%[5]	1.05%	1.05%	1.04%	0.42%	0.22%
Net investment income	3.15%[5]	3.70%	4.54%	3.45%	0.10%	0.01%
Expense waiver/reimbursement[6]	0.13%[5]	0.14%	0.15%	0.19%	0.84%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,206	$109,040	$115,357	$72,195	$42,283	$42,076

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.020	0.045	0.053	0.040	0.003	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.020	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.020)	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.99%	4.55%	5.42%	4.10%	0.29%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.30%	0.23%	0.23%
Net investment income	3.90%[5]	4.46%	5.29%	4.20%	0.27%	0.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$818,237	$801,415	$787,691	$600,915	$310,975	$329,279

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
18

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.041	0.049	0.036	0.002	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.018	0.041	0.049	0.036	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.018)	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.80%	4.16%	5.03%	3.69%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.67%	0.69%	0.33%	0.23%
Net investment income	3.54%[5]	4.07%	4.91%	3.97%	0.12%	0.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.04%	0.09%	0.47%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,103	$144,211	$115,945	$48,449	$18,172	$2,670,993

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
19

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$52,342,500,000
Investment in securities	49,061,064,148
Investment in securities, at amortized cost and fair value	101,403,564,148
Cash	2,610,186,566
Income receivable	233,498,393
Receivable for shares sold	277,255,239
Total Assets	104,524,504,346
Liabilities:
Payable for investments purchased	185,000,000
Payable for shares redeemed	299,060,527
Income distribution payable	5,941,903
Payable for investment adviser fee (Note 5)	677,635
Payable for administrative fee (Note 5)	438,827
Payable for distribution services fee (Note 5)	531,991
Payable for other service fees (Notes 2 and 5)	1,842,027
Accrued expenses (Note 5)	1,665,012
Total Liabilities	495,157,922
Net assets for 104,037,358,316 shares outstanding	$104,029,346,424
Net Assets Consist of:
Paid-in capital	$104,037,349,497
Total distributable earnings (loss)	(8,003,073)
Net Assets	$104,029,346,424
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,636,161,143 ÷ 1,636,288,686 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$53,264,482 ÷ 53,268,586 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$92,899,634,318 ÷ 92,906,789,561 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,351,335,104 ÷ 2,351,516,636 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,566,771,434 ÷ 4,567,122,793 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,450,633,314 ÷ 1,450,744,165 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$124,206,306 ÷ 124,215,846 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$818,236,889 ÷ 818,298,732 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$129,103,434 ÷ 129,113,311 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
20

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$2,142,051,154
Expenses:
Investment adviser fee (Note 5)	76,524,770
Administrative fee (Note 5)	39,411,761
Custodian fees	1,384,564
Transfer agent fees (Note 2)	1,581,437
Directors’/Trustees’ fees (Note 5)	248,881
Auditing fees	15,255
Legal fees	5,426
Portfolio accounting fees	144,356
Distribution services fee (Note 5)	3,111,549
Other service fees (Notes 2 and 5)	10,177,766
Share registration costs	912,586
Printing and postage	694,199
Miscellaneous (Note 5)	191,780
TOTAL EXPENSES	134,404,330
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(15,459,062)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(73,325)
TOTAL WAIVERS AND REIMBURSEMENTS	(15,532,387)
Net expenses	118,871,943
Net investment income	2,023,179,211
Change in net assets resulting from operations	$2,023,179,211
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,023,179,211	$4,024,018,550
Net realized gain (loss)	—	257,492
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,023,179,211	4,024,276,042
Distributions to Shareholders:
Automated Shares	(27,702,916)	(47,021,260)
Class R Shares	(841,863)	(1,899,066)
Wealth Shares	(1,818,786,515)	(3,572,981,262)
Advisor Shares	(50,381,003)	(119,826,952)
Service Shares	(86,827,862)	(186,838,434)
Cash II Shares	(23,129,405)	(50,359,851)
Cash Series Shares	(1,865,618)	(4,256,855)
Capital Shares	(16,018,198)	(35,601,262)
Trust Shares	(2,449,827)	(5,156,855)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,028,003,207)	(4,023,941,797)
Share Transactions:
Proceeds from sale of shares	48,767,998,676	97,842,817,870
Net asset value of shares issued to shareholders in payment of distributions declared	1,988,621,289	3,940,619,207
Cost of shares redeemed	(44,724,316,219)	(83,601,093,709)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,032,303,746	18,182,343,368
Change in net assets	6,027,479,750	18,182,677,613
Net Assets:
Beginning of period	98,001,866,674	79,819,189,061
End of period	$104,029,346,424	$98,001,866,674
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
22

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
23

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $15,532,387 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$350,265	$—
Class R Shares	68,063	(76)
Wealth Shares	408,417	(233)
Advisor Shares	11,280	—
Service Shares	20,797	—
Cash II Shares	661,479	—
Cash Series Shares	56,827	(163)
Capital Shares	3,686	—
Trust Shares	623	—
TOTAL	$1,581,437	$(472)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $22,814 of other service fees for the six months ended January 31, 2026. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,872,347
Class R Shares	68,359
Service Shares	5,779,295
Cash II Shares	1,747,663
Cash Series Shares	147,834
Capital Shares	410,114
Trust Shares	152,154
TOTAL	$10,177,766
For the six months ended January 31, 2026, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Financial Statements and Additional Information
24

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,036,618,262	$1,036,618,262	1,467,529,999	$1,467,529,999
Shares issued to shareholders in payment of distributions declared	27,458,245	27,458,245	46,621,717	46,621,717
Shares redeemed	(755,136,350)	(755,136,350)	(1,152,655,530)	(1,152,655,530)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	308,940,157	$308,940,157	361,496,186	$361,496,186
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	6,485,846	$6,485,846	25,517,064	$25,517,064
Shares issued to shareholders in payment of distributions declared	838,825	838,825	1,894,632	1,894,632
Shares redeemed	(11,100,228)	(11,100,228)	(22,127,191)	(22,127,191)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(3,775,557)	$(3,775,557)	5,284,505	$5,284,505
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	43,227,624,272	$43,227,624,272	86,546,169,577	$86,546,169,577
Shares issued to shareholders in payment of distributions declared	1,784,486,146	1,784,486,146	3,498,515,464	3,498,515,464
Shares redeemed	(39,168,113,846)	(39,168,113,846)	(72,755,577,603)	(72,755,577,606)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	5,843,996,572	$5,843,996,572	17,289,107,438	$17,289,107,435
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	1,439,774,556	$1,439,774,556	3,592,725,044	$3,592,725,044
Shares issued to shareholders in payment of distributions declared	50,380,966	50,380,966	119,826,103	119,826,103
Shares redeemed	(1,792,616,951)	(1,792,616,951)	(3,790,054,906)	(3,790,054,906)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(302,461,429)	$(302,461,429)	(77,503,759)	$(77,503,759)
Semi-Annual Financial Statements and Additional Information
25

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,119,918,796	$2,119,918,796	4,285,986,095	$4,285,986,095
Shares issued to shareholders in payment of distributions declared	83,396,350	83,396,350	181,495,629	181,495,629
Shares redeemed	(2,136,684,395)	(2,136,684,395)	(4,049,701,151)	(4,049,701,151)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	66,630,751	$66,630,751	417,780,573	$417,780,573
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	494,760,925	$494,760,925	888,258,497	$888,258,497
Shares issued to shareholders in payment of distributions declared	22,869,083	22,869,083	49,773,630	49,773,630
Shares redeemed	(415,584,328)	(415,584,328)	(787,516,159)	(787,516,159)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	102,045,680	$102,045,680	150,515,968	$150,515,968
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	79,045,077	$79,045,077	129,018,890	$129,018,890
Shares issued to shareholders in payment of distributions declared	1,845,495	1,845,495	4,206,114	4,206,114
Shares redeemed	(65,718,595)	(65,718,595)	(139,543,248)	(139,543,248)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	15,171,977	$15,171,977	(6,318,244)	$(6,318,244)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	295,415,729	$295,415,729	655,997,021	$655,997,021
Shares issued to shareholders in payment of distributions declared	14,902,522	14,902,522	33,156,723	33,156,723
Shares redeemed	(293,460,608)	(293,460,608)	(675,438,379)	(675,438,379)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,857,643	$16,857,643	13,715,365	$13,715,365
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	68,355,213	$68,355,213	251,615,683	$251,615,683
Shares issued to shareholders in payment of distributions declared	2,443,657	2,443,657	5,129,195	5,129,195
Shares redeemed	(85,900,918)	(85,900,918)	(228,479,539)	(228,479,539)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(15,102,048)	$(15,102,048)	28,265,339	$28,265,339
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,032,303,746	$6,032,303,746	18,182,343,371	$18,182,343,368
4. FEDERAL TAX INFORMATION
As of July 31, 2025, the Fund had a capital loss carryforward of $3,303,184 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,303,184	$—	$3,303,184
Semi-Annual Financial Statements and Additional Information
26

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $15,459,062 of its fee and voluntarily reimbursed $472 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$137,195	$(13,719)
Cash II Shares	2,446,728	—
Cash Series Shares	354,802	(59,134)
Trust Shares	172,824	—
TOTAL	$3,111,549	$(72,853)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $324,259 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $21,148 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 1.15%,
Semi-Annual Financial Statements and Additional Information
27

0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
28

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
29

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
30

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
31

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
32

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Prime Cash Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	Institutional | POIXX	Service | PRSXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER—20.9%
		Aerospace/Auto—0.1%
$ 10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.963%, 8/4/2026	$ 9,808,937
		Finance - Banking—16.8%
31,893,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 3.793% - 4.039%, 2/24/2026 - 4/20/2026	31,720,737
102,500,000		Anglesea Funding LLC, 3.703% - 3.915%, 2/4/2026 - 7/15/2026	101,672,119
145,000,000		Australia & New Zealand Banking Group Ltd., 3.896%, 6/5/2026	143,138,490
13,500,000		Bank of Montreal, 3.876%, 12/7/2026	13,071,987
150,000,000		Bank of Nova Scotia, 4.175% - 4.501%, 2/20/2026 - 3/2/2026	149,567,525
90,000,000		Bedford Row Funding Corp., (Guaranteed by Royal Bank of Canada), 3.927% - 4.036%, 4/6/2026 - 6/3/2026	88,937,392
90,000,000		BPCE S.A., 4.032% - 4.044%, 2/20/2026 - 3/3/2026	89,748,938
100,000,000		Canadian Imperial Bank of Commerce, 3.960% - 4.401%, 3/19/2026 - 10/1/2026	100,068,278
50,000,000		Chesham Finance LLC Series III, (Societe Generale S.A. COL), 3.682%, 2/3/2026	49,979,550
34,000,000		Credit Agricole Corporate and Investment Bank, 4.043%, 2/3/2026	33,986,291
75,000,000		DNB Bank ASA, 3.955% - 3.966%, 6/11/2026 - 6/29/2026	73,904,318
115,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.771% - 3.968%, 4/2/2026 - 7/23/2026	113,434,050
98,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 3.918% - 4.082%, 2/10/2026 - 3/9/2026	97,794,525
25,000,000		Great Bear Funding LLC, (Bank of Nova Scotia COL), 3.758%, 2/24/2026	24,935,335
107,000,000		ING (U.S.) Funding LLC, 3.906% - 4.030%, 3/25/2026 - 5/13/2026	106,128,898
15,000,000		ING (U.S.) Funding LLC, 4.030%, 4/1/2026	14,905,200
608,000,000		National Bank of Canada, 3.790% - 4.501%, 2/5/2026 - 1/8/2027	599,278,404
60,500,000		Nordea Bank Abp, 3.968%, 4/2/2026 - 4/6/2026	60,095,778
40,000,000		Paradelle Funding LLC, 3.898% - 3.941%, 9/23/2026 - 10/30/2026	38,989,960
25,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 3.955%, 10/1/2026	25,023,135
38,500,000		Podium Funding Trust, 3.802% - 4.027%, 6/16/2026 - 7/8/2026	37,944,839
305,000,000		Royal Bank of Canada, 3.909% - 4.403%, 5/27/2026 - 11/19/2026	297,220,150
35,000,000		Royal Bank of Canada, 4.402%, 5/28/2026	34,574,036
40,000,000		Royal Bank of Canada, Three World Financial Center Branch, 3.908%, 10/7/2026	38,992,592
135,000,000		Toronto Dominion Bank, 3.896% - 4.398%, 3/19/2026 - 10/1/2026	133,282,880
35,000,000		Toronto Dominion Bank, 4.400%, 7/17/2026	35,079,377
80,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 3.791% - 4.040%, 2/10/2026 - 4/23/2026	79,622,178
169,500,000		Westpac Banking Corp. Ltd., 3.870% - 4.150%, 8/6/2026 - 10/1/2026	165,652,894
		TOTAL	2,778,749,856
		Finance - Retail—0.9%
49,000,000		Old Line Funding, LLC, 3.966% - 3.992%, 4/24/2026 - 9/21/2026	48,211,033
98,500,000		Thunder Bay Funding, LLC, 3.910% - 3.926%, 4/22/2026 - 6/3/2026	97,340,140
		TOTAL	145,551,173
		Oil & Oil Finance—0.2%
35,850,000		Exxon Mobil Corp., 3.913% - 3.913%, 3/25/2026 - 3/26/2026	35,652,183
		Sovereign—2.9%
340,000,000		Caisse d’Amortissement de la Dette Sociale (CADES), 3.885% - 4.093%, 3/10/2026 - 6/4/2026	338,553,613
35,000,000		Caisse des Depots et Consignations (CDC), 3.963%, 4/8/2026	34,755,476
65,000,000		NRW.Bank, 3.951%, 4/8/2026	64,551,617
50,000,000		Ontario, Province of, 4.116%, 4/2/2026	49,684,975
		TOTAL	487,545,681
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,455,684,519)	3,457,307,830
	[2]	NOTES - VARIABLE—13.8%
		Aerospace/Auto—0.8%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.940% (SOFR +0.300%), 2/2/2026	25,001,186
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Aerospace/Auto—continued
$ 60,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.970% (SOFR +0.330%), 2/2/2026	$ 60,036,280
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 3.990% (SOFR +0.350%), 2/2/2026	50,040,000
		TOTAL	135,077,466
		Finance - Banking—11.3%
50,000,000		Anglesea Funding LLC, (Bank of Montreal COL)/(Bank of Nova Scotia COL)/(Royal Bank of Canada COL), 3.900% (SOFR +0.250%), 2/2/2026	50,000,239
35,000,000		Bank of America N.A., 3.940% (SOFR +0.300%), 2/2/2026	35,009,901
15,000,000		Bank of Montreal, 4.020% (SOFR +0.370%), 2/2/2026	15,004,404
65,000,000		Bank of Montreal, 4.050% (SOFR +0.400%), 2/2/2026	65,012,737
40,000,000		Bank of Montreal, 4.050% (SOFR +0.400%), 2/2/2026	40,012,853
30,000,000		Bank of Montreal, 4.060% (SOFR +0.410%), 2/2/2026	30,010,852
50,000,000		Bank of Nova Scotia, 4.010% (SOFR +0.360%), 2/2/2026	50,021,490
75,000,000		Bank of Nova Scotia, 4.050% (SOFR +0.400%), 2/2/2026	75,039,772
50,000,000		Canadian Imperial Bank of Commerce, 3.960% (SOFR +0.310%), 2/2/2026	50,005,965
25,000,000		Canadian Imperial Bank of Commerce, 3.970% (SOFR +0.320%), 2/2/2026	25,014,013
75,000,000		Canadian Imperial Bank of Commerce, 3.990% (SOFR +0.340%), 2/2/2026	74,636,304
50,000,000		Canadian Imperial Bank of Commerce, 4.050% (SOFR +0.400%), 2/2/2026	50,019,726
25,000,000		Canadian Imperial Bank of Commerce, 4.060% (SOFR +0.410%), 2/2/2026	25,016,778
9,485,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 3.760%, 2/5/2026	9,485,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.950% (SOFR +0.300%), 2/2/2026	50,002,155
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.970% (SOFR +0.320%), 2/2/2026	25,002,635
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 3.970% (SOFR +0.320%), 2/2/2026	25,002,635
10,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.000% (SOFR +0.350%), 2/2/2026	10,002,112
12,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.000% (SOFR +0.350%), 2/2/2026	12,502,714
25,000,000		Commonwealth Bank of Australia, 3.920% (SOFR +0.270%), 2/2/2026	25,006,918
25,000,000		Commonwealth Bank of Australia, 3.950% (SOFR +0.300%), 2/2/2026	25,001,940
25,000,000		Commonwealth Bank of Australia, 3.970% (SOFR +0.320%), 2/2/2026	25,012,515
35,000,000		Commonwealth Bank of Australia, 4.050% (SOFR +0.400%), 2/2/2026	35,019,306
15,000,000		Commonwealth Bank of Australia, 4.050% (SOFR +0.400%), 2/2/2026	15,009,018
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 3.750%, 2/5/2026	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 3.760%, 2/5/2026	7,595,000
7,985,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 3.760%, 2/5/2026	7,985,000
24,945,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 3.750%, 2/5/2026	24,945,000
75,000,000		J.P. Morgan Securities LLC, 3.930% (SOFR +0.290%), 2/2/2026	75,001,810
25,000,000		J.P. Morgan Securities LLC, 3.930% (SOFR +0.290%), 2/2/2026	25,000,609
45,000,000		National Australia Bank Ltd., 3.840% (SOFR +0.190%), 2/2/2026	45,004,653
50,000,000		National Bank of Canada, 3.950% (SOFR +0.300%), 2/2/2026	50,018,145
35,000,000		National Bank of Canada, 3.950% (SOFR +0.300%), 2/2/2026	35,013,598
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 3.770%, 2/5/2026	34,000,000
15,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.110% (SOFR +0.460%), 2/2/2026	15,010,409
50,000,000		Park Avenue Collateralized Notes Co., LLC, (J.P. Morgan Securities LLC COL), 3.950% (SOFR +0.300%), 2/2/2026	50,001,314
150,000,000		Royal Bank of Canada, 3.980% (SOFR +0.330%), 2/2/2026	150,087,540
30,000,000		Royal Bank of Canada, 4.030% (SOFR +0.380%), 2/2/2026	30,015,276
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 3.760%, 2/5/2026	18,965,000
25,000,000		State Street Bank and Trust Co., 3.890% (SOFR +0.250%), 2/2/2026	25,005,893
35,000,000		Toronto Dominion Bank, 4.020% (SOFR +0.380%), 2/2/2026	35,013,668
50,000,000		Toronto Dominion Bank, 4.040% (SOFR +0.400%), 2/2/2026	50,036,940
50,000,000		Toronto Dominion Bank, 4.040% (SOFR +0.400%), 2/2/2026	50,036,375
100,000,000		Toronto Dominion Bank, 4.040% (SOFR +0.400%), 2/2/2026	100,075,315
40,000,000		Toronto Dominion Bank, 4.090% (SOFR +0.450%), 2/2/2026	40,030,108
35,000,000		Toronto Dominion Bank, 4.090% (SOFR +0.450%), 2/2/2026	35,025,847
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 35,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 2/2/2026	$ 35,014,297
15,000,000		Westpac Banking Corp. Ltd., 3.950% (SOFR +0.300%), 2/2/2026	15,006,080
50,000,000		Westpac Banking Corp. Ltd., 4.050% (SOFR +0.400%), 2/2/2026	50,026,835
15,000,000		Westpac Banking Corp. Ltd., 4.050% (SOFR +0.400%), 2/2/2026	15,008,807
		TOTAL	1,877,475,501
		Finance - Retail—0.2%
15,000,000		Old Line Funding, LLC, 3.890% (SOFR +0.250%), 2/2/2026	15,000,717
10,000,000		Old Line Funding, LLC, 3.930% (SOFR +0.290%), 2/2/2026	10,001,503
15,000,000		Thunder Bay Funding, LLC, 3.940% (SOFR +0.300%), 2/2/2026	15,004,831
		TOTAL	40,007,051
		Government Agency—1.5%
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	51,450,000
2,330,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	2,330,000
7,500,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	7,500,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	6,500,000
2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	2,000,000
1,700,000		East Town Crossing, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.810%, 2/5/2026	1,700,000
2,340,000		ICG-Stream Polk Ave LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	2,340,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	11,570,000
7,830,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	7,830,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	22,610,000
8,915,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	8,915,000
16,710,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	16,710,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	6,980,000
6,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 3.810%, 2/5/2026	6,500,000
18,300,000		TBD Hide, LLC, (Federal Home Loan Bank of Des Moines LOC), 3.810%, 2/5/2026	18,300,000
9,555,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 3.850%, 2/5/2026	9,555,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 3.850%, 2/5/2026	5,740,000
		TOTAL	240,205,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,291,970,694)	2,292,765,018
		CERTIFICATES OF DEPOSIT—10.4%
		Finance - Banking—10.4%
77,500,000		Bank of America N.A., 3.900% - 4.230%, 3/27/2026 - 10/2/2026	77,542,476
65,000,000		Bank of Montreal, 3.960% - 4.410%, 6/9/2026 - 11/17/2026	65,108,086
455,000,000		Canadian Imperial Bank of Commerce, 3.800% - 4.520%, 2/12/2026 - 1/15/2027	454,297,058
25,000,000		Cooperatieve Rabobank UA, 3.750%, 7/28/2026	24,999,945
35,000,000		Credit Agricole Corporate and Investment Bank, 4.040%, 2/6/2026	35,002,538
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.750%, 7/28/2026	50,004,530
165,000,000		Mizuho Bank Ltd., 3.920% - 4.030%, 2/4/2026 - 3/27/2026	165,028,760
10,000,000		Royal Bank of Canada, 3.900%, 10/1/2026	10,008,393
25,000,000		Sumitomo Mitsui Banking Corp., 3.820%, 4/13/2026	24,999,898
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 3.800% - 4.030%, 2/4/2026 - 4/9/2026	150,014,167
320,000,000		Sumitomo Mitsui Trust Bank Ltd., 3.820% - 4.000%, 3/9/2026 - 5/7/2026	320,028,045
48,500,000		Svenska Handelsbanken AB, 3.830%, 7/17/2026	48,507,033
49,000,000		Toronto Dominion Bank, 3.900%, 12/10/2026	49,053,503
205,000,000		Truist Bank, 3.790% - 4.050%, 2/2/2026 - 5/12/2026	205,008,631
Semi-Annual Financial Statements and Additional Information
3

Principal Amount		Value
	CERTIFICATES OF DEPOSIT—continued
	Finance - Banking—continued
$ 52,000,000	Wells Fargo Bank, N.A., 3.850% - 3.900%, 7/9/2026 - 8/26/2026	$ 52,020,114
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,731,008,321)	1,731,623,177
	BANK NOTE—2.5%
	Finance - Banking—2.5%
419,000,000	Bank of America N.A., 3.800% - 4.400%, 4/10/2026 - 1/26/2027 (IDENTIFIED COST $419,000,000)	419,615,536
	TIME DEPOSIT—0.6%
	Finance - Banking—0.6%
100,000,000	Royal Bank of Canada, 3.710%, 2/2/2026 (IDENTIFIED COST $100,000,000)	100,000,000
	ASSET-BACKED SECURITIES—0.4%
	Auto Receivables—0.3%
4,245,447	Enterprise Fleet Financing LLC 2025-3, Class A1, 4.551%, 7/20/2026	4,248,624
40,000,000	Enterprise Fleet Financing LLC 2026-1, Class A1, 3.849%, 2/22/2027	40,003,488
	TOTAL	44,252,112
	Equipment Lease—0.1%
15,503,323	Great America Leasing Receivables 2025-2, Class A1, 4.035%, 11/16/2026	15,508,653
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $59,748,770)	59,760,765
	OTHER REPURCHASE AGREEMENTS—30.4%
	Finance - Banking—30.4%
300,000,000	BMO Capital Markets Corp., 3.73%, dated 1/30/2026, interest in a $1,000,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,000,310,833 on 2/2/2026, in which corporate bonds, U.S. Government Agency securities, medium-term notes and treasury notes with a market value of $1,022,076,809 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
297,750,000	BNP Paribas S.A., 3.75%, dated 1/30/2026, interest in a $2,125,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,125,664,063 on 2/2/2026, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $2,168,178,195 have been received as collateral and held with BNY Mellon as tri-party agent.	297,750,000
422,518,000	BNP Paribas S.A., 3.69%, dated 1/30/2026, interest in a $1,850,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,850,568,875 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $1,887,580,253 have been received as collateral and held with BNY Mellon as tri-party agent.	422,518,000
100,000,000	BofA Securities, Inc., 4.25%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,038,889 on 5/1/2026, in which convertible bonds with a market value of $102,374,201 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	BofA Securities, Inc., 4.25%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,558,333 on 5/1/2026, in which American depositary receipts and convertible bonds with a market value of $153,560,534 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Citigroup Global Markets, Inc., 4.08%, dated 10/24/2024, interest in a $685,000,000 collateralized loan agreement will repurchase securities provided as collateral for $687,717,167 on 3/9/2026, in which common stocks and exchange-traded funds with a market value of $701,151,292 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
75,000,000	Credit Agricole S.A., 3.70%, dated 1/30/2026, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,287,778 on 2/6/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $408,126,244 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
150,000,000	Credit Agricole S.A., 3.68%, dated 1/29/2026, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,204,444 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $510,208,819 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Credit Agricole S.A., 3.77%, dated 10/30/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,146,611 on 2/9/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, corporate bonds and medium-term notes with a market value of $204,064,430 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$275,000,000
Credit Agricole S.A., 3.73%, dated 10/30/2025, interest in a $1,800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,801,305,500 on 2/9/2026, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities and treasury notes with a market value of $1,836,566,474 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 275,000,000
100,000,000	HSBC Securities (USA), Inc., 3.73%, dated 1/30/2026, interest in a $716,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $716,222,557 on 2/2/2026, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $730,320,366 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
300,000,000	ING Financial Markets LLC, 3.74%, dated 1/30/2026, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,187,000 on 2/2/2026, in which common stocks and exchange-traded funds with a market value of $612,190,786 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
175,000,000	J.P. Morgan Securities LLC, 3.87%, dated 1/14/2026, interest in a $1,700,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,706,396,250 on 2/18/2026, in which convertible bonds with a market value of $1,734,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
300,000,000	J.P. Morgan Securities LLC, 3.85%, dated 1/7/2026, interest in a $2,300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,308,609,028 on 2/11/2026, in which corporate bonds and medium-term notes with a market value of $2,346,000,848 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
25,000,000	Mizuho Securities USA LLC, 4.03%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,175,417 on 3/9/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt securities with a market value of $308,200,736 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
40,000,000	Mizuho Securities USA LLC, 4.03%, dated 7/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,979,514 on 3/9/2026, in which asset-backed securities and collateralized mortgage obligations with a market value of $256,821,055 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
50,000,000	Mizuho Securities USA LLC, 3.73%, dated 1/30/2026, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,186,500 on 2/2/2026, in which medium-term notes and treasury notes with a market value of $612,190,292 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
397,000,000	Mizuho Securities USA LLC, 3.78%, dated 1/30/2026, interest in a $2,650,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $2,650,834,750 on 2/2/2026, in which common stocks and exchange-traded funds with a market value of $2,703,851,998 have been received as collateral and held with BNY Mellon as tri-party agent.	397,000,000
74,768,000	MUFG Securities Americas Inc., 3.78%, dated 1/30/2026, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,094,500 on 2/2/2026, in which American depositary receipts, exchange-traded funds and mutual funds with a market value of $306,096,408 have been received as collateral and held with BNY Mellon as tri-party agent.	74,768,000
50,000,000	MUFG Securities Americas Inc., 3.78%, dated 1/30/2026, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,047,250 on 2/2/2026, in which common stocks, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $153,048,650 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
135,000,000	Pershing LLC, 3.88%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,226,333 on 2/9/2026, in which asset-backed securities, common stocks, convertible bonds, collateralized mortgage obligations, corporate bonds, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds, mutual funds, U.S. Government Agency securities and treasury bonds with a market value of $306,381,677 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
50,000,000	Societe Generale, Paris, 4.04%, dated 12/5/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $402,693,333 on 2/3/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt securities with a market value of $410,701,414 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
186,268,000	Societe Generale, Paris, 3.75%, dated 1/30/2026, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,250,000 on 2/2/2026, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $816,255,015 have been received as collateral and held with BNY Mellon as tri-party agent.	186,268,000
250,000,000	Societe Generale, Paris, 3.70%, dated 1/30/2026, interest in a $550,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $550,169,583 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes, treasury bonds and treasury notes with a market value of $561,174,932 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
Semi-Annual Financial Statements and Additional Information
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 50,000,000
Societe Generale, Paris, 4.04%, dated 12/4/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $201,346,667 on 2/2/2026, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $205,373,601 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 50,000,000
74,768,000	Standard Chartered Bank, 3.68%, dated 1/30/2026, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,046,000 on 2/2/2026, in which U.S. Government Agency securities with a market value of $153,046,939 have been received as collateral and held with BNY Mellon as tri-party agent.	74,768,000
100,000,000	TD Securities (USA), LLC, 3.73%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,362,639 on 2/9/2026, in which asset-backed securities, corporate bonds, medium-term notes and municipal bonds with a market value of $510,158,767 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
15,000,000	Wells Fargo Securities LLC, 3.78%, dated 1/30/2026, interest in a $100,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $100,031,500 on 2/2/2026, in which convertible bonds with a market value of $102,032,788 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000	Wells Fargo Securities LLC, 3.78%, dated 1/28/2026, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,018,375 on 2/4/2026, in which corporate bonds with a market value of $25,513,963 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	Wells Fargo Securities LLC, 4.23%, dated 8/19/2025, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,258,500 on 5/1/2026, in which convertible bonds with a market value of $25,509,395 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Wells Fargo Securities LLC, 3.81%, dated 1/28/2026, interest in a $50,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $50,037,042 on 2/4/2026, in which convertible bonds with a market value of $51,027,111 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
200,000,000	Wells Fargo Securities LLC, 3.75%, dated 7/22/2025, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,145,833 on 2/9/2026, in which corporate bonds with a market value of $204,064,055 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
50,000,000	Wells Fargo Securities LLC, 4.23%, dated 9/12/2025, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,517,000 on 5/1/2026, in which convertible bonds with a market value of $51,018,500 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Wells Fargo Securities LLC, 3.75%, dated 8/1/2025, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,072,917 on 2/9/2026, in which medium-term notes with a market value of $102,032,418 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 4.23%, dated 2/12/2025, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,233,750 on 4/27/2026, in which convertible bonds with a market value of $127,546,214 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $5,043,072,000)	5,043,072,000
	REPURCHASE AGREEMENTS—20.9%
	Finance - Banking—20.9%
207,500,000	Interest in $500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,152,917 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2063 and the market value of those underlying securities was $510,155,976.	207,500,000
500,000,000	Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,450,443,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2053 and the market value of those underlying securities was $1,479,452,328.	500,000,000
500,000,000	Interest in $2,050,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $2,050,626,958 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2074 and the market value of those underlying securities was $2,111,017,808.	500,000,000
500,000,000	Interest in $1,450,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,450,443,458 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2075 and the market value of those underlying securities was $1,486,466,334.	500,000,000
500,000,000	Interest in $4,050,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,051,238,625 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2056 and the market value of those underlying securities was $4,146,380,335.	500,000,000
Semi-Annual Financial Statements and Additional Information
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$250,000,000
Interest in $1,495,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Natixis Financial Products
LLC will repurchase securities provided as collateral for $1,495,457,221 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and
U.S. Treasury securities with various maturities to 7/20/2072 and the market value of those underlying securities was $1,525,858,595.
		$ 250,000,000
500,000,000	Interest in $3,150,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $3,150,963,375 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2065 and the market value of those underlying securities was $3,225,707,271.	500,000,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $3,000,917,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/15/2067 and the market value of those underlying securities was $3,061,775,010.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,457,500,000)	3,457,500,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $16,557,984,304)[3]	16,561,644,326
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	22,620,481
	NET ASSETS—100%	$16,584,264,807

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.0002	$1.0003	$1.0002	$0.9998	$1.0005	$1.0007
Income From Investment Operations:
Net investment income (loss)[1]	0.0204	0.0460	0.0540	0.0413	0.0037	0.0008
Net realized and unrealized gain (loss)	0.0003	(0.0003)	0.0001	0.0004	(0.0008)	(0.0002)
Total From Investment Operations	0.0207	0.0457	0.0541	0.0417	0.0029	0.0006
Less Distributions:
Distributions from net investment income	(0.0204)	(0.0458)	(0.0540)	(0.0413)	(0.0036)	(0.0008)
Net Asset Value, End of Period	$1.0005	$1.0002	$1.0003	$1.0002	$0.9998	$1.0005
Total Return[2]	2.08%	4.67%	5.55%	4.25%	0.29%	0.05%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.18%	0.18%	0.18%	0.16%	0.15%
Net investment income	4.04%[4]	4.60%	5.40%	4.17%	0.38%	0.08%
Expense waiver/reimbursement[5]	0.05%[4]	0.05%	0.06%	0.10%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,649,915	$15,765,900	$16,797,152	$17,694,479	$14,232,133	$15,298,656

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.0001	$1.0002	$1.0001	$0.9997	$1.0005	$1.0007
Income From Investment Operations:
Net investment income (loss)[1]	0.0192	0.0434	0.0455	0.0389	0.0019	0.0001
Net realized and unrealized gain (loss)	0.0003	(0.0001)	0.0062	0.0003	(0.0002)	(0.0002)
Total From Investment Operations	0.0195	0.0433	0.0517	0.0392	0.0017	(0.0001)
Less Distributions:
Distributions from net investment income	(0.0192)	(0.0434)	(0.0516)	(0.0388)	(0.0025)	(0.0001)
Net Asset Value, End of Period	$1.0004	$1.0001	$1.0002	$1.0001	$0.9997	$1.0005
Total Return[2]	1.96%	4.42%	5.29%	3.99%	0.17%	(0.01)%
Ratios to Average Net Assets:
Net expenses[3]	0.42%[4]	0.42%	0.43%	0.43%	0.26%	0.24%
Net investment income	3.80%[4]	4.34%	5.10%	3.82%	0.18%	0.01%
Expense waiver/reimbursement[5]	0.05%[4]	0.05%	0.05%	0.10%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$934,350	$873,589	$841,236	$9,456	$12,713	$32,413

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$8,500,572,000
Investment in securities	8,061,072,326
Investment in securities, at value (identified cost $16,557,984,304)	16,561,644,326
Cash	566,942
Income receivable	41,885,597
Receivable for shares sold	65,935,280
Total Assets	16,670,032,145
Liabilities:
Payable for investments purchased	28,300,000
Payable for shares redeemed	34,040,250
Income distribution payable	22,766,390
Payable for investment adviser fee (Note 5)	88,797
Payable for administrative fee (Note 5)	69,898
Payable for Directors’/Trustees’ fees (Note 5)	401
Payable for other service fees (Notes 2 and 5)	237,691
Accrued expenses (Note 5)	263,911
Total Liabilities	85,767,338
Net assets for 16,576,833,074 shares outstanding	$16,584,264,807
Net Assets Consist of:
Paid-in capital	$16,583,457,081
Total distributable earnings (loss)	807,726
Net Assets	$16,584,264,807
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,649,915,082 ÷ 15,642,832,594 shares outstanding, no par value, unlimited shares authorized	$1.0005
Service Shares:
$934,349,725 ÷ 934,000,480 shares outstanding, no par value, unlimited shares authorized	$1.0004
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$357,629,888
Expenses:
Investment adviser fee (Note 5)	12,695,120
Administrative fee (Note 5)	6,539,174
Custodian fees	259,046
Transfer agent fees	75,932
Directors’/Trustees’ fees (Note 5)	43,730
Auditing fees	15,031
Legal fees	7,203
Portfolio accounting fees	163,214
Other service fees (Notes 2 and 5)	1,068,044
Share registration costs	137,389
Printing and postage	44,511
Miscellaneous (Note 5)	57,405
TOTAL EXPENSES	21,105,799
Waiver of investment adviser fee (Note 5)	(4,388,903)
Net expenses	16,716,896
Net investment income	340,912,992
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	5,623
Net change in unrealized depreciation of investments	4,066,037
Net realized and unrealized gain (loss) on investments	4,071,660
Change in net assets resulting from operations	$344,984,652
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$340,912,992	$723,155,540
Net realized gain (loss)	5,623	13,804
Net change in unrealized appreciation/depreciation	4,066,037	(1,164,857)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	344,984,652	722,004,487
Distributions to Shareholders:
Institutional Shares	(323,720,915)	(686,111,077)
Service Shares	(17,277,515)	(36,923,101)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(340,998,430)	(723,034,178)
Share Transactions:
Proceeds from sale of shares	13,405,477,034	28,800,301,237
Net asset value of shares issued to shareholders in payment of distributions declared	194,215,825	417,755,969
Cost of shares redeemed	(13,658,903,496)	(30,215,926,094)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,210,637)	(997,868,888)
Change in net assets	(55,224,415)	(998,898,579)
Net Assets:
Beginning of period	16,639,489,222	17,638,387,801
End of period	$16,584,264,807	$16,639,489,222
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
13

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $4,388,903 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,068,044
For the six months ended January 31, 2026, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,838,893,202	$12,844,739,160	27,761,616,879	$27,772,392,265
Shares issued to shareholders in payment of distributions declared	177,017,811	177,099,908	381,010,444	381,156,874
Shares redeemed	(13,135,611,252)	(13,141,600,838)	(29,171,699,702)	(29,183,869,632)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(119,700,239)	$(119,761,770)	(1,029,072,379)	$(1,030,320,493)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	560,521,468	$560,737,874	1,027,602,200	$1,027,908,972
Shares issued to shareholders in payment of distributions declared	17,109,396	17,115,917	36,588,508	36,599,095
Shares redeemed	(517,100,690)	(517,302,658)	(1,031,755,201)	(1,032,056,462)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	60,530,174	$60,551,133	32,435,507	$32,451,605
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(59,170,065)	$(59,210,637)	(996,636,872)	$(997,868,888)
4. FEDERAL TAX INFORMATION
At January 31, 2026, the cost of investments for federal tax purposes was $16,557,984,304. The net unrealized appreciation of investments for federal tax purposes was $3,660,022. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,752,272 and unrealized depreciation from investments for those securities having an excess of cost over value of $92,250.
As of July 31, 2025, the Fund had a capital loss carryforward of $2,858,054 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,373,471	$1,484,583	$2,858,054
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $4,388,903 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $179 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2026, the Fund had no outstanding loans. During the six months ended January 31, 2026, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Semi-Annual Financial Statements and Additional Information
21

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Financial Statements and Additional Information
23

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Institutional Prime Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
Q450200 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	Select | TOLXX	Automated | TOAXX	Institutional | TOIXX	Advisor | TOVXX
	Service | TOSXX	Administrative | TODXX	Cash Management | TOMXX	Capital | TOCXX
	Trust | TOTXX	Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—42.1%
	[1]	U.S. Treasury Bills—22.1%
$ 600,000,000		United States Treasury Bills, 3.380%, 12/24/2026	$ 581,635,332
439,000,000		United States Treasury Bills, 3.390%, 1/21/2027	424,365,934
1,042,000,000		United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	1,012,036,631
885,000,000		United States Treasury Bills, 3.525%, 7/30/2026	869,488,531
585,000,000		United States Treasury Bills, 3.540%, 10/1/2026	571,078,951
600,000,000		United States Treasury Bills, 3.630%, 3/24/2026	596,914,500
580,000,000		United States Treasury Bills, 3.670%, 5/28/2026	573,141,179
789,000,000		United States Treasury Bills, 3.685% - 3.850%, 4/16/2026	782,952,659
1,466,000,000		United States Treasury Bills, 3.690% - 3.960%, 5/14/2026	1,450,041,036
337,000,000		United States Treasury Bills, 3.695%, 4/9/2026	334,682,516
580,000,000		United States Treasury Bills, 3.705%, 3/3/2026	578,209,250
200,000,000		United States Treasury Bills, 3.705%, 3/26/2026	198,909,083
590,000,000		United States Treasury Bills, 3.710%, 5/21/2026	583,372,498
1,193,000,000		United States Treasury Bills, 3.715% - 3.945%, 3/19/2026	1,187,158,505
610,000,000		United States Treasury Bills, 3.725%, 3/5/2026	607,980,223
363,000,000		United States Treasury Bills, 3.770%, 3/10/2026	361,593,476
365,000,000		United States Treasury Bills, 3.785%, 2/3/2026	364,923,249
575,000,000		United States Treasury Bills, 3.810%, 2/17/2026	574,026,333
590,000,000		United States Treasury Bills, 3.925%, 7/9/2026	579,836,431
569,000,000		United States Treasury Bills, 3.940%, 6/11/2026	560,904,394
		TOTAL	12,793,250,711
		U.S. Treasury Notes—20.0%
1,810,000,000	[2]	United States Treasury Floating Rate Notes, 3.710% (91-day T-Bill +0.098%), 2/3/2026	1,809,977,836
452,000,000	[2]	United States Treasury Floating Rate Notes, 3.712% (91-day T-Bill +0.088%), 2/3/2026	451,999,039
1,102,000,000	[2]	United States Treasury Floating Rate Notes, 3.762% (91-day T-Bill +0.150%), 2/3/2026	1,101,999,826
691,000,000	[2]	United States Treasury Floating Rate Notes, 3.771% (91-day T-Bill +0.159%), 2/3/2026	690,765,472
1,337,400,000	[2]	United States Treasury Floating Rate Notes, 3.772% (91-day T-Bill +0.160%), 2/3/2026	1,337,485,888
546,000,000	[2]	United States Treasury Floating Rate Notes, 3.794% (91-day T-Bill +0.182%), 2/3/2026	546,001,458
828,000,000	[2]	United States Treasury Floating Rate Notes, 3.802% (91-day T-Bill +0.190%), 2/3/2026	828,555,031
1,526,000,000	[2]	United States Treasury Floating Rate Notes, 3.817% (91-day T-Bill +0.205%), 2/3/2026	1,526,582,356
827,000,000		United States Treasury Notes, 0.625% - 4.375%, 7/31/2026	820,978,826
327,000,000		United States Treasury Notes, 0.750% - 2.375%, 4/30/2026	325,238,303
329,000,000		United States Treasury Notes, 0.875%, 6/30/2026	324,765,821
294,000,000		United States Treasury Notes, 0.875% - 3.500%, 9/30/2026	290,761,018
147,000,000		United States Treasury Notes, 1.125%, 10/31/2026	144,227,933
213,000,000		United States Treasury Notes, 1.250%, 12/31/2026	208,559,838
83,000,000		United States Treasury Notes, 1.500%, 8/15/2026	81,858,220
272,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	270,685,174
332,725,000		United States Treasury Notes, 1.625% - 3.625%, 5/15/2026	331,872,469
67,000,000		United States Treasury Notes, 3.750%, 8/31/2026	66,856,857
88,000,000		United States Treasury Notes, 4.125%, 2/15/2027	88,503,766
178,000,000		United States Treasury Notes, 4.250%, 11/30/2026	178,904,209
85,000,000		United States Treasury Notes, 4.625%, 9/15/2026	85,398,752
87,000,000		United States Treasury Notes, 4.875%, 5/31/2026	87,235,507
		TOTAL	11,599,213,599
		TOTAL U.S. TREASURIES	24,392,464,310
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—53.9%
$ 150,000,000
Interest in $350,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which HSBC Securities (USA), Inc.
will repurchase securities provided as collateral for $350,107,042 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
5/15/2051 and the market value of those underlying securities was $357,000,029.
		$ 150,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,000,305,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,020,311,147.	500,000,000
600,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 1/12/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,250,000 on 4/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $2,058,615,000.	600,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/29/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,004,981,667 on 3/19/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,020,414,800.	800,000,000
400,000,000	Interest in $1,350,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,350,411,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,377,419,991.	400,000,000
5,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,001,525 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $5,101,573.	5,000,000
1,650,000,000	Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2030 and the market value of those underlying securities was $9,690,000,072.	1,650,000,000
1,000,000,000	Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2029 and the market value of those underlying securities was $9,690,000,094.	1,000,000,000
2,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2033 and the market value of those underlying securities was $2,040,000,040.	2,000,000,000
591,438,750	Repurchase agreement 3.68%, dated 1/30/2026 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $591,620,125 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2054 and the market value of those underlying securities was $603,603,082.	591,438,750
181,077,500	Repurchase agreement 3.68%, dated 1/30/2026 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $181,133,030 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2054 and the market value of those underlying securities was $185,159,050.	181,077,500
250,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Citibank, N.A. will repurchase securities provided as collateral for $250,076,250 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $255,077,814.	250,000,000
1,019,000,000	Interest in $2,169,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,169,661,545 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $2,213,054,776.	1,019,000,000
240,000,000	Interest in $975,000,000 joint repurchase agreement 3.78%, dated 12/3/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $981,347,250 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2028 and the market value of those underlying securities was $1,000,974,269.	240,000,000
225,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 1/9/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $751,982,500 on 2/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $766,866,663.	225,000,000
63,526,000	Interest in $1,350,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,350,411,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $1,377,419,987.	63,526,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 300,000,000
Interest in $1,300,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,300,396,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
2/15/2054 and the market value of those underlying securities was $1,326,404,482.
		$ 300,000,000
500,000,000	Interest in $3,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,501,067,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $3,571,088,912.	500,000,000
380,000,000	Interest in $3,280,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,281,000,400 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2026 and the market value of those underlying securities was $3,346,620,430.	380,000,000
350,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2030 and the market value of those underlying securities was $2,040,000,056.	350,000,000
285,000,000	Interest in $785,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $785,239,425 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/21/2027 and the market value of those underlying securities was $800,700,056.	285,000,000
400,000,000	Repurchase agreement 3.66%, dated 1/6/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $401,260,667 on 2/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2030 and the market value of those underlying securities was $409,119,981.	400,000,000
550,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 1/6/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,363,750 on 2/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $767,099,984.	550,000,000
1,400,000,000	Interest in $5,100,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,101,559,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $5,203,590,988.	1,400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 3.66%, dated 1/7/2026 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $503,151,667 on 3/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $511,296,317.	400,000,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 3.66%, dated 1/15/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $250,838,750 on 2/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2028 and the market value of those underlying securities was $255,466,722.	200,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,000,305,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,020,311,111.	500,000,000
1,625,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - JPM will repurchase securities provided as collateral for $1,625,495,625 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $1,657,500,044.	1,625,000,000
1,200,000,000	Interest in $1,500,000,000 joint repurchase agreement 3.66%, dated 1/27/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,501,067,500 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2032 and the market value of those underlying securities was $1,530,933,370.	1,200,000,000
2,000,000,000	Interest in $2,500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Societe Generale, Paris will repurchase securities provided as collateral for $2,501,784,028 on 2/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $2,550,779,877.	2,000,000,000
450,004,087	Repurchase agreement 3.66%, dated 1/30/2026 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,141,338 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2033 and the market value of those underlying securities was $459,177,909.	450,004,087
5,500,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $5,501,677,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $5,611,711,109.	5,500,000,000
Semi-Annual Financial Statements and Additional Information
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,000,000,000
Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $2,040,622,200.
		$ 2,000,000,000
1,500,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - CIBC will repurchase securities provided as collateral for $1,500,457,500 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/31/2032 and the market value of those underlying securities was $1,530,624,053.	1,500,000,000
2,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Wells Fargo Bank will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2031 and the market value of those underlying securities was $2,040,622,275.	2,000,000,000
	TOTAL REPURCHASE AGREEMENTS	31,215,046,337
	TOTAL INVESTMENT IN SECURITIES—96.0% (AT AMORTIZED COST)[3]	55,607,510,647
	OTHER ASSETS AND LIABILITIES - NET—4.0%[4]	2,319,642,440
	NET ASSETS—100%	$57,927,153,087

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited)	Year Ended July 31,		Period Ended 7/31/2023[1]
		2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.020	0.045	0.052	0.004
Net realized gain (loss)	—	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.020	0.045	0.052	0.004
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.052)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.97%	4.55%	5.36%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.18%[6]	0.18%	0.17%	0.17%[6]
Net investment income	3.88%[6]	4.42%	5.21%	5.39%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$536,492	$526,462	$289,336	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.041	0.049	0.036	0.002	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.018	0.041	0.049	0.036	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.018)	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.81%	4.21%	5.01%	3.67%	0.18%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.50%[5]	0.50%	0.50%	0.54%	0.21%	0.11%
Net investment income	3.57%[5]	4.14%	4.90%	3.52%	0.13%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.08%	0.42%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,351,381	$1,309,821	$1,390,319	$1,116,884	$1,615,683	$2,390,301

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.044	0.052	0.040	0.003	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.019	0.044	0.052	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.044)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.044)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.96%	4.52%	5.33%	4.02%	0.29%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.20%	0.12%	0.11%
Net investment income	3.87%[5]	4.44%	5.20%	4.02%	0.29%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.08%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,136,674	$31,812,496	$32,320,699	$44,853,097	$40,500,072	$40,668,867

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,		Period Ended 7/31/2023[1]
		2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.020	0.045	0.053	0.004
Net realized gain (loss)	—	—	0.000[3]	0.000[3]
Total From Investment Operations	0.020	0.045	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.99%	4.57%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%	0.15%[6]
Net investment income	3.84%[6]	4.25%	5.25%	5.41%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,717	$6,822	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.042	0.050	0.037	0.002	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.018	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.018)	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.85%	4.29%	5.10%	3.77%	0.20%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.42%[5]	0.42%	0.42%	0.45%	0.20%	0.12%
Net investment income	3.62%[5]	4.19%	4.99%	3.82%	0.19%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.08%	0.33%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,223,946	$4,324,371	$3,886,520	$6,216,332	$4,833,929	$5,363,707

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,		Period Ended 7/31/2023[1]
		2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.018	0.042	0.049	0.004
Net realized gain (loss)	—	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.018	0.042	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.018)	(0.042)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.83%	4.26%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.45%	0.45%	0.45%[6]
Net investment income	3.61%[6]	4.17%	4.93%	5.11%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,096,428	$2,857,645	$2,781,255	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,		Period Ended 7/31/2023[1]
		2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.017	0.039	0.047	0.004
Net realized gain (loss)	—	—	0.000[3]	0.000[3]
Total From Investment Operations	0.017	0.039	0.047	0.004
Less Distributions:
Distributions from net investment income	(0.017)	(0.039)	(0.047)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.71%	4.00%	4.80%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.70%[6]	0.70%	0.70%	0.70%[6]
Net investment income	3.07%[6]	3.86%	4.70%	4.88%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,745	$94	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.043	0.051	0.039	0.002	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.019	0.043	0.051	0.039	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.91%	4.41%	5.21%	3.92%	0.25%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.30%	0.30%	0.30%	0.16%	0.11%
Net investment income	3.76%[5]	4.31%	5.09%	4.08%	0.25%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.09%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,125,052	$7,340,155	$6,538,348	$4,829,109	$2,100,176	$1,859,069

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.017	0.040	0.047	0.035	0.001	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.017	0.040	0.047	0.035	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.017)	(0.040)	(0.047)	(0.035)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.017)	(0.040)	(0.047)	(0.035)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.73%	4.05%	4.84%	3.51%	0.14%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.66%[5]	0.66%	0.66%	0.70%	0.27%	0.13%
Net investment income	3.41%[5]	3.95%	4.74%	3.45%	0.14%	0.01%
Expense waiver/reimbursement[6]	0.08%[5]	0.08%	0.09%	0.08%	0.51%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$794,071	$724,812	$430,658	$655,941	$796,860	$754,675

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,		Period Ended 7/31/2023[1]
		2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.020	0.045	0.052	0.004
Net realized gain (loss)	—	(0.000)[3]	0.001	0.000[3]
Total From Investment Operations	0.020	0.045	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.020)	(0.045)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.99%	4.57%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.15%	0.15%	0.15%[6]
Net investment income	3.92%[6]	4.45%	5.24%	5.09%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.08%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,620,647	$9,892,758	$9,664,446	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in repurchase agreements	$31,215,046,337
Investment in securities	24,392,464,310
Investment in securities, at amortized cost and fair value	55,607,510,647
Cash	2,719,206,488
Income receivable	138,054,894
Receivable for shares sold	89,131,797
Total Assets	58,553,903,826
Liabilities:
Payable for investments purchased	452,092,377
Payable for shares redeemed	86,280,229
Income distribution payable	82,507,587
Payable for investment adviser fee (Note 5)	222,345
Payable for administrative fee (Note 5)	244,643
Payable for distribution services fee (Note 5)	308,441
Payable for other service fees (Notes 2 and 5)	4,187,065
Accrued expenses (Note 5)	908,052
Total Liabilities	626,750,739
Net assets for 57,947,861,419 shares outstanding	$57,927,153,087
Net Assets Consist of:
Paid-in capital	$57,948,054,422
Total distributable earnings (loss)	(20,901,335)
Net Assets	$57,927,153,087
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$536,492,168 ÷ 536,692,999 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,351,380,946 ÷ 1,351,865,889 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$31,136,674,253 ÷ 31,147,710,471 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$23,716,852 ÷ 23,725,360 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,223,946,264 ÷ 4,225,458,235 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$3,096,428,041 ÷ 3,097,539,881 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$18,745,442 ÷ 18,752,083 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,125,051,720 ÷ 7,127,644,726 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$794,070,787 ÷ 794,353,460 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$9,620,646,614 ÷ 9,624,118,315 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$1,205,010,077
Expenses:
Investment adviser fee (Note 5)	44,450,144
Administrative fee (Note 5)	22,892,342
Custodian fees	817,927
Transfer agent fees (Note 2)	1,224,642
Directors’/Trustees’ fees (Note 5)	149,276
Auditing fees	17,412
Legal fees	8,467
Portfolio accounting fees	142,836
Distribution services fee (Note 5)	1,775,256
Other service fees (Notes 2 and 5)	25,667,150
Share registration costs	363,060
Printing and postage	137,100
Miscellaneous (Note 5)	141,327
TOTAL EXPENSES	97,786,939
Waiver of investment adviser fee (Note 5)	(23,389,046)
Net expenses	74,397,893
Net investment income	1,130,612,184
Change in net assets resulting from operations	$1,130,612,184
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,130,612,184	$2,552,582,126
Net realized gain (loss)	—	(3,442)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,130,612,184	2,552,578,684
Distributions to Shareholders:
Select Shares	(10,548,072)	(19,646,072)
Automated Shares	(25,036,070)	(61,342,622)
Institutional Shares	(614,932,886)	(1,424,047,117)
Advisor Shares	(236,958)	(195,774)
Service Shares	(90,921,782)	(180,533,147)
Administrative Shares	(52,825,098)	(116,422,013)
Cash Management Shares	(45,576)	(3,222)
Capital Shares	(138,244,717)	(307,435,200)
Trust Shares	(14,182,214)	(26,830,777)
Premier Shares	(183,782,091)	(416,152,593)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,130,755,464)	(2,552,608,537)
Share Transactions:
Proceeds from sale of shares	121,337,503,317	233,207,472,113
Net asset value of shares issued to shareholders in payment of distributions declared	583,836,868	1,282,369,147
Cost of shares redeemed	(122,789,479,281)	(232,996,056,711)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(868,139,096)	1,493,784,549
Change in net assets	(868,282,376)	1,493,754,696
Net Assets:
Beginning of period	58,795,435,463	57,301,680,767
End of period	$57,927,153,087	$58,795,435,463
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $23,389,046 is disclosed in Note 5.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$1,570
Automated Shares	650,573
Institutional Shares	92,029
Advisor Shares	35
Service Shares	415,240
Administrative Shares	8,467
Capital Shares	21,227
Trust Shares	8,374
Premier Shares	27,127
TOTAL	$1,224,642
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $4,373 of other service fees for the six months ended January 31, 2026. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$81,495
Automated Shares	1,753,545
Institutional Shares	7,357,746
Service Shares	6,266,104
Administrative Shares	3,660,077
Cash Management Shares	3,720
Capital Shares	5,505,688
Trust Shares	1,038,775
TOTAL	$25,667,150
For the six months ended January 31, 2026, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees. Effective July 1, 2025, the Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees. Prior to July 1, 2025, the Select Shares did not incur and pay a fee in excess of 0.02%.
Semi-Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	367,146,226	$367,146,226	927,804,391	$927,804,391
Shares issued to shareholders in payment of distributions declared	10,513,751	10,513,751	19,478,930	19,478,930
Shares redeemed	(367,610,111)	(367,610,111)	(710,078,642)	(710,078,642)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	10,049,866	$10,049,866	237,204,679	$237,204,679
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,162,556,066	$1,162,556,066	2,148,757,925	$2,148,757,925
Shares issued to shareholders in payment of distributions declared	24,451,224	24,451,224	59,871,417	59,871,417
Shares redeemed	(1,145,420,353)	(1,145,420,353)	(2,289,167,288)	(2,289,167,288)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	41,586,937	$41,586,937	(80,537,946)	$(80,537,946)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	78,811,195,574	$78,811,195,574	148,740,417,591	$148,740,417,591
Shares issued to shareholders in payment of distributions declared	282,954,079	282,954,079	627,216,983	627,216,983
Shares redeemed	(79,770,074,954)	(79,770,074,954)	(149,876,295,661)	(149,876,295,661)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(675,925,301)	$(675,925,301)	(508,661,087)	$(508,661,087)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	30,791,450	$30,791,450	40,903,638	$40,903,638
Shares issued to shareholders in payment of distributions declared	235,972	235,972	193,533	193,533
Shares redeemed	(14,125,907)	(14,125,907)	(34,323,326)	(34,323,326)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	16,901,515	$16,901,515	6,773,845	$6,773,845
Semi-Annual Financial Statements and Additional Information
20

	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,292,458,150	$11,292,458,150	17,245,775,078	$17,245,775,078
Shares issued to shareholders in payment of distributions declared	40,465,795	40,465,795	85,512,481	85,512,481
Shares redeemed	(11,433,347,087)	(11,433,347,087)	(16,893,326,392)	(16,893,326,392)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(100,423,142)	$(100,423,142)	437,961,167	$437,961,167
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	1,008,472,404	$1,008,472,404	1,515,180,650	$1,515,180,650
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(769,579,033)	(769,579,033)	(1,438,787,860)	(1,438,787,860)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	238,893,371	$238,893,371	76,392,790	$76,392,790
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	19,517,358	$19,517,358	96,500	$96,500
Shares issued to shareholders in payment of distributions declared	1,736	1,736	1,219	1,219
Shares redeemed	(860,730)	(860,730)	(54,000)	(54,000)
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	18,658,364	$18,658,364	43,719	$43,719
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,733,280,539	$4,733,280,539	10,945,232,173	$10,945,232,173
Shares issued to shareholders in payment of distributions declared	123,715,148	123,715,148	273,330,392	273,330,392
Shares redeemed	(5,072,066,007)	(5,072,066,007)	(10,416,529,800)	(10,416,529,800)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(215,070,320)	$(215,070,320)	802,032,765	$802,032,765
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	923,576,757	$923,576,757	6,661,259,240	$6,661,259,240
Shares issued to shareholders in payment of distributions declared	8,332,010	8,332,010	20,599,515	20,599,515
Shares redeemed	(862,620,711)	(862,620,711)	(6,387,605,819)	(6,387,605,819)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	69,288,056	$69,288,056	294,252,936	$294,252,936
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	22,988,508,793	$22,988,508,793	44,982,044,927	$44,982,044,927
Shares issued to shareholders in payment of distributions declared	93,167,153	93,167,153	196,164,677	196,164,677
Shares redeemed	(23,353,774,388)	(23,353,774,388)	(44,949,887,923)	(44,949,887,923)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(272,098,442)	$(272,098,442)	228,321,681	$228,321,681
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(868,139,096)	$(868,139,096)	1,493,784,549	$1,493,784,549
Semi-Annual Financial Statements and Additional Information
21

4. FEDERAL TAX INFORMATION
As of July 31, 2025, the Fund had a capital loss carryforward of $20,770,266 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,766,824	$3,442	$20,770,266
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $23,389,046 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$732,016
Cash Management Shares	4,465
Trust Shares	1,038,775
TOTAL	$1,775,256
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees. For the six months ended January 31, 2026, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $80,138 of the other service fees disclosed in Note 2.
Semi-Annual Financial Statements and Additional Information
22

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.50%, 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2025, the Fee Limit for the Select Shares was 0.17%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
23

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
24

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
25

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
26

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
27

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Treasury Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450203 (3/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
January 31, 2026

Share Class | Ticker	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—38.4%
	[1]	U.S. Treasury Bills—20.9%
$ 135,000,000		United States Treasury Bill, 3.380%, 12/24/2026	$ 130,867,950
100,000,000		United States Treasury Bill, 3.390%, 1/21/2027	96,666,500
200,000,000		United States Treasury Bill, 3.525%, 7/30/2026	196,494,583
128,000,000		United States Treasury Bill, 3.540%, 10/1/2026	124,954,027
135,000,000		United States Treasury Bill, 3.630%, 3/24/2026	134,305,762
133,000,000		United States Treasury Bill, 3.670%, 5/28/2026	131,427,201
75,000,000		United States Treasury Bill, 3.695%, 4/9/2026	74,484,240
132,000,000		United States Treasury Bill, 3.705%, 3/3/2026	131,592,450
45,000,000		United States Treasury Bill, 3.705%, 3/26/2026	44,754,544
135,000,000		United States Treasury Bill, 3.710%, 5/21/2026	133,483,538
133,000,000		United States Treasury Bill, 3.725%, 3/5/2026	132,559,622
83,000,000		United States Treasury Bill, 3.770%, 3/10/2026	82,678,398
80,000,000		United States Treasury Bill, 3.785%, 2/3/2026	79,983,178
128,000,000		United States Treasury Bill, 3.810%, 2/17/2026	127,783,253
125,000,000		United States Treasury Bill, 3.925%, 7/9/2026	122,846,701
116,000,000		United States Treasury Bill, 3.940%, 6/11/2026	114,349,578
235,000,000		United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	228,242,538
170,000,000		United States Treasury Bills, 3.685% - 3.850%, 4/16/2026	168,698,392
313,000,000		United States Treasury Bills, 3.690% - 3.960%, 5/14/2026	309,598,555
245,000,000		United States Treasury Bills, 3.715% - 3.945%, 3/19/2026	243,802,614
		TOTAL	2,809,573,624
		U.S. Treasury Notes—17.5%
350,000,000	[2]	United States Treasury Floating Rate Notes, 3.710% (91-day T-Bill +0.098%), 2/3/2026	349,995,298
103,000,000	[2]	United States Treasury Floating Rate Notes, 3.712% (91-day T-Bill +0.088%), 2/3/2026	102,999,781
189,000,000	[2]	United States Treasury Floating Rate Notes, 3.762% (91-day T-Bill +0.150%), 2/3/2026	188,999,930
150,000,000	[2]	United States Treasury Floating Rate Notes, 3.771% (91-day T-Bill +0.159%), 2/3/2026	149,947,677
276,000,000	[2]	United States Treasury Floating Rate Notes, 3.772% (91-day T-Bill +0.160%), 2/3/2026	276,017,752
92,200,000	[2]	United States Treasury Floating Rate Notes, 3.794% (91-day T-Bill +0.182%), 2/3/2026	92,200,245
191,000,000	[2]	United States Treasury Floating Rate Notes, 3.802% (91-day T-Bill +0.190%), 2/3/2026	191,128,056
293,000,000	[2]	United States Treasury Floating Rate Notes, 3.817% (91-day T-Bill +0.205%), 2/3/2026	293,111,334
66,000,000		United States Treasury Note, 0.875%, 6/30/2026	65,150,590
32,000,000		United States Treasury Note, 1.125%, 10/31/2026	31,396,557
47,000,000		United States Treasury Note, 1.250%, 12/31/2026	46,020,260
17,000,000		United States Treasury Note, 1.500%, 8/15/2026	16,766,142
15,000,000		United States Treasury Note, 3.750%, 8/31/2026	14,967,953
17,000,000		United States Treasury Note, 3.857%, 5/15/2026	16,879,340
20,000,000		United States Treasury Note, 4.125%, 2/15/2027	20,114,492
39,000,000		United States Treasury Note, 4.250%, 11/30/2026	39,198,113
17,000,000		United States Treasury Note, 4.625%, 9/15/2026	17,079,750
13,000,000		United States Treasury Note, 4.875%, 5/31/2026	13,035,191
73,000,000		United States Treasury Notes, 0.750% - 2.375%, 4/30/2026	72,594,592
65,000,000		United States Treasury Notes, 0.875% - 3.500%, 9/30/2026	64,280,625
63,000,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	62,688,053
50,000,000		United States Treasury Notes, 1.625% - 3.625%, 5/15/2026	49,946,924
173,000,000		United States Treasury Notes, 1.875% - 4.375%, 7/31/2026	172,233,672
		TOTAL	2,346,752,327
		TOTAL U.S. TREASURIES	5,156,325,951
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—59.8%
$ 150,000,000
Interest in $2,000,000,000 joint repurchase agreement 3.65%, dated 1/12/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,018,250,000 on 4/13/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
11/15/2054 and the market value of those underlying securities was $2,058,615,000.
		$ 150,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 3.66%, dated 1/29/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,004,981,667 on 3/19/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $1,020,414,800.	200,000,000
402,000,000	Interest in $1,350,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,350,411,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,377,419,991.	402,000,000
750,000,000	Interest in $9,500,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $9,502,897,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2029 and the market value of those underlying securities was $9,690,000,094.	750,000,000
750,000,000	Interest in $2,000,000,000 joint repurchase agreement 3.66%, dated 1/30/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,610,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2030 and the market value of those underlying securities was $2,040,000,056.	750,000,000
250,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNYM will repurchase securities provided as collateral for $250,076,250 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2033 and the market value of those underlying securities was $255,000,084.	250,000,000
10,000,000	Interest in $975,000,000 joint repurchase agreement 3.78%, dated 12/3/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $981,347,250 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2028 and the market value of those underlying securities was $1,000,974,269.	10,000,000
25,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 1/9/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $751,982,500 on 2/4/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $766,866,663.	25,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 3.66%, dated 1/7/2026 under which BofA Securities, Inc. will repurchase securities provided as collateral for $503,151,667 on 3/11/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $511,296,317.	100,000,000
200,000,000	Interest in $750,000,000 joint repurchase agreement 3.66%, dated 1/6/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $752,363,750 on 2/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $767,099,984.	200,000,000
50,000,000	Interest in $250,000,000 joint repurchase agreement 3.66%, dated 1/15/2026 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $250,838,750 on 2/17/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2028 and the market value of those underlying securities was $255,466,722.	50,000,000
750,000,000	Interest in $5,100,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,101,559,750 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $5,203,590,988.	750,000,000
500,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - JPM will repurchase securities provided as collateral for $500,152,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2026 and the market value of those underlying securities was $510,000,064.	500,000,000
300,000,000	Interest in $1,500,000,000 joint repurchase agreement 3.66%, dated 1/27/2026 under which Societe Generale, New York will repurchase securities provided as collateral for $1,501,067,500 on 2/3/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2032 and the market value of those underlying securities was $1,530,933,370.	300,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 3.67%, dated 1/30/2026 under which Societe Generale, Paris will repurchase securities provided as collateral for $2,501,784,028 on 2/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $2,550,779,877.	500,000,000
600,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - BNP will repurchase securities provided as collateral for $600,183,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2055 and the market value of those underlying securities was $612,186,689.	600,000,000
1,000,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $1,000,305,000 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,020,311,100.	1,000,000,000
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000
Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - CIBC will repurchase securities provided as collateral for $1,000,305,000 on 2/2/2026. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2028 and the market value of those underlying securities was $1,020,487,426.
		$ 1,000,000,000
500,000,000	Repurchase agreement 3.66%, dated 1/30/2026 under which Fixed Income Clearing Corporation - Wells Fargo Bank will repurchase securities provided as collateral for $500,152,500 on 2/2/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2031 and the market value of those underlying securities was $510,155,556.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	8,037,000,000
	TOTAL INVESTMENT IN SECURITIES—98.2% (AT AMORTIZED COST)[3]	13,193,325,951
	OTHER ASSETS AND LIABILITIES - NET—1.8%[4]	248,603,082
	NET ASSETS—100%	$13,441,929,033

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.044	0.052	0.044	0.003	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	(0.005)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.019	0.044	0.052	0.039	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.96%	4.51%	5.32%	3.98%	0.26%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.20%	0.20%	0.20%	0.12%	0.13%
Net investment income	3.85%[5]	4.40%	5.19%	4.36%	0.22%	0.01%
Expense waiver/reimbursement[6]	0.03%[5]	0.04%	0.05%	0.10%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,575,487	$10,697,218	$8,181,401	$5,050,177	$1,134,075	$1,464,865

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,		Period Ended 7/31/2023[1]
		2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.018	0.042	0.049	0.004
Net realized gain (loss)	—	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.018	0.042	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.018)	(0.042)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.84%	4.25%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.45%	0.45%	0.45%[6]
Net investment income	3.59%[6]	4.19%	4.94%	5.03%[6]
Expense waiver/reimbursement[7]	0.03%[6]	0.04%	0.04%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$504,390	$428,065	$436,221	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.016	0.037	0.045	0.035	0.001	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	(0.003)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.016	0.037	0.045	0.032	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.016)	(0.037)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.016)	(0.037)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.61%	3.79%	4.59%	3.27%	0.08%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	0.90%[6]	0.90%	0.90%	0.89%	0.30%	0.13%
Net investment income	3.15%[6]	3.71%	4.50%	3.50%	0.08%	0.00%[4]
Expense waiver/reimbursement[7]	0.03%[6]	0.04%	0.05%	0.11%	0.70%	0.87%
Supplemental Data:
Net assets, end of period (000 omitted)	$627,426	$589,385	$507,758	$1,246,548	$691,193	$735,469

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2026	Year Ended July 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.015	0.036	0.044	0.032	0.001	0.000[2]
Net realized gain (loss)	—	(0.000)[2]	0.000[2]	(0.001)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.015	0.036	0.044	0.031	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.015)	(0.036)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.015)	(0.036)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.54%	3.66%	4.44%	3.11%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	1.04%[6]	1.03%	1.04%	1.04%	0.33%	0.13%
Net investment income	3.02%[6]	3.59%	4.35%	3.17%	0.06%	0.00%[4]
Expense waiver/reimbursement[7]	0.13%[6]	0.14%	0.15%	0.20%	0.92%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$734,625	$656,273	$637,903	$1,080,745	$719,191	$767,050

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
January 31, 2026 (unaudited)

Assets:
Investment in repurchase agreements	$8,037,000,000
Investment in securities	5,156,325,951
Investment in securities, at amortized cost and fair value	13,193,325,951
Cash	308,889,096
Income receivable	27,537,930
Receivable for shares sold	47,387,472
Total Assets	13,577,140,449
Liabilities:
Payable for investments purchased	102,999,014
Payable for shares redeemed	29,157,545
Income distribution payable	1,710,153
Payable for investment adviser fee (Note 5)	84,454
Payable for administrative fee (Note 5)	56,629
Payable for distribution services fee (Note 5)	484,125
Payable for other service fees (Notes 2 and 5)	374,598
Accrued expenses (Note 5)	344,898
Total Liabilities	135,211,416
Net assets for 13,442,779,134 shares outstanding	$13,441,929,033
Net Assets Consist of:
Paid-in capital	$13,442,779,164
Total distributable earnings (loss)	(850,131)
Net Assets	$13,441,929,033
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,575,487,310 ÷ 11,576,219,572 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$504,390,330 ÷ 504,421,574 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$627,426,130 ÷ 627,466,561 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$734,625,263 ÷ 734,671,427 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended January 31, 2026 (unaudited)

Investment Income:
Interest	$265,761,940
Expenses:
Investment adviser fee (Note 5)	9,839,298
Administrative fee (Note 5)	5,067,633
Custodian fees	192,399
Transfer agent fees (Note 2)	645,885
Directors’/Trustees’ fees (Note 5)	31,937
Auditing fees	14,278
Legal fees	5,662
Portfolio accounting fees	109,260
Distribution services fee (Note 5)	3,354,500
Other service fees (Notes 2 and 5)	2,321,891
Share registration costs	216,643
Printing and postage	86,373
Miscellaneous (Note 5)	67,456
TOTAL EXPENSES	21,953,215
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(2,230,792)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(382,122)
TOTAL WAIVERS AND REIMBURSEMENT	(2,612,914)
Net expenses	19,340,301
Net investment income	246,421,639
Change in net assets resulting from operations	$246,421,639
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2026	Year Ended 7/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$246,421,639	$483,173,810
Net realized gain (loss)	—	(202)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	246,421,639	483,173,608
Distributions to Shareholders:
Institutional Shares	(217,233,920)	(420,230,150)
Service Shares	(8,765,976)	(17,081,452)
Cash II Shares	(9,638,602)	(20,673,606)
Cash Series Shares	(11,578,570)	(25,191,275)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(247,217,068)	(483,176,483)
Share Transactions:
Proceeds from sale of shares	8,115,872,623	15,163,054,061
Net asset value of shares issued to shareholders in payment of distributions declared	236,221,597	461,031,660
Cost of shares redeemed	(7,280,310,910)	(13,016,425,023)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,071,783,310	2,607,660,698
Change in net assets	1,070,987,881	2,607,657,823
Net Assets:
Beginning of period	12,370,941,152	9,763,283,329
End of period	$13,441,929,033	$12,370,941,152
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
January 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
On August 1, 2025, the Fund’s Automated Shares became effective with the Securities and Exchange Commission but are not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $2,612,914 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$35,290	$(665)
Service Shares	1,493	—
Cash II Shares	299,003	(178)
Cash Series Shares	310,099	(23)
TOTAL	$645,885	$(866)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$606,633
Cash II Shares	762,118
Cash Series Shares	953,140
TOTAL	$2,321,891
For the six months ended January 31, 2026, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,275,945,437	$5,275,945,437	10,192,930,219	$10,192,930,219
Shares issued to shareholders in payment of distributions declared	215,440,333	215,440,333	416,324,765	416,324,765
Shares redeemed	(4,612,431,938)	(4,612,431,938)	(8,093,433,989)	(8,093,433,989)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	878,953,832	$878,953,832	2,515,820,995	$2,515,820,995
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	614,253,290	$614,253,290	973,400,108	$973,400,108
Shares issued to shareholders in payment of distributions declared	15,864	15,864	117	117
Shares redeemed	(537,914,391)	(537,914,391)	(981,556,306)	(981,556,306)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	76,354,763	$76,354,763	(8,156,081)	$(8,156,081)
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	204,797,858	$204,797,858	416,964,721	$416,964,721
Shares issued to shareholders in payment of distributions declared	9,365,754	9,365,754	20,152,653	20,152,653
Shares redeemed	(176,084,731)	(176,084,731)	(355,490,586)	(355,490,586)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	38,078,881	$38,078,881	81,626,788	$81,626,788
	Six Months Ended 1/31/2026		Year Ended 7/31/2025
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	2,020,876,038	$2,020,876,038	3,579,759,013	$3,579,759,013
Shares issued to shareholders in payment of distributions declared	11,399,646	11,399,646	24,554,125	24,554,125
Shares redeemed	(1,953,879,850)	(1,953,879,850)	(3,585,944,142)	(3,585,944,142)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	78,395,834	$78,395,834	18,368,996	$18,368,996
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,071,783,310	$1,071,783,310	2,607,660,698	$2,607,660,698
4. FEDERAL TAX INFORMATION
As of July 31, 2025, the Fund had a capital loss carryforward of $56,668 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$45,659	$11,009	$56,668
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce
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amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2026, the Adviser voluntarily waived $2,230,792 of its fee and voluntarily reimbursed $866 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,066,964	$—
Cash Series Shares	2,287,536	(381,256)
TOTAL	$3,354,500	$(381,256)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2026, FSC retained $69,465 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2026, FSSC received $182 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2026, there were no outstanding loans. During the six months ended January 31, 2026, the program was not utilized.
8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
18

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
19

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
20

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Trust for U.S. Treasury Obligations

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
8042508 (3/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  March 25, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  March 25, 2026